UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07607

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2011

Date of reporting period:	March 31, 2011

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (98.6%)
Agency Adjustable Rate Mortgages (1.5%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.50%, 5/1/37	$804		$856
6.06%, 2/1/37	225		238
IO REMIC
5.89%, 7/15/37	1,882		281
Federal National Mortgage Association,
Conventional Pools:
2.54%, 5/1/35	874		921
5.69%, 3/1/38	206		219
Government National Mortgage Association,
Various Pools:
2.13%, 12/20/25	16		16
2.63%, 9/20/27	7		7
3.38%, 1/20/25 – 6/20/25	340		354
			2,892
Agency Fixed Rate Mortgages (24.6%)
Federal Home Loan Mortgage Corp.,
April TBA:
4.00%, 4/25/26 (a)	1,950		2,005
Gold Pools:
5.00%, 1/1/37	3,292		3,454
5.50%, 5/1/38	2,605		2,781
6.00%, 8/1/37 – 8/1/38	713		776
6.50%, 9/1/32 – 9/1/36	1,569		1,766
7.50%, 6/1/20 – 5/1/35	208		241
8.00%, 8/1/32	92		109
8.50%, 8/1/31	114		138
Federal National Mortgage Association,
April TBA:
4.50%, 4/25/41 (a)	7,040		7,166
Conventional Pools:
5.00%, 3/1/37 – 7/1/40	3,397		3,570
5.50%, 5/1/37 – 2/1/38	3,647		3,922
6.00%, 7/1/37 – 12/1/38	5,378		5,860
6.50%, 11/1/27 – 10/1/38	170		193
7.00%, 6/1/29 – 11/1/32	90		104
7.50%, 8/1/37	289		335
8.00%, 4/1/33	222		259
8.50%, 10/1/32	202		238
9.50%, 4/1/30	66		80
13.00%, 10/1/15	—	@	—	@
IO REMIC
5.00%, 10/25/38	2,261		349
May TBA:
5.00%, 5/25/41 (a)	1,020		1,064
Government National Mortgage Association,
April TBA:
4.00%, 4/25/41 (a)	7,950		7,952
IO REMIC
5.00%, 2/16/41	496		95
Various Pools:
3.38%, 3/20/25	3		3
4.50%, 4/15/39 – 5/15/40	4,874		5,037

	Face Amount (000)	Value (000)
9.00%, 1/15/25	$7	$8
		47,505
Asset-Backed Securities (2.0%)
Ally Master Owner Trust,
2.88%, 4/15/15 (b)	600	614
3.47%, 4/15/15 (b)	225	229
ARI Fleet Lease Trust
1.71%, 8/15/18 (b)(c)	216	218
CLI Funding LLC
4.50%, 3/18/26 (b)	675	668
Santander Drive Auto Receivables Trust
3.06%, 11/15/17	525	520
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	878	887
Westlake Automobile Receivables Trust
5.00%, 5/15/15 (b)	775	778
		3,914
Collateralized Mortgage Obligations - Agency Collateral Series (2.2%)
Federal Home Loan Mortgage Corp.,
IO REMIC
6.21%, 6/15/40 (c)	6,900	1,151
IO STRIPS
7.50%, 12/1/29	16	4
8.00%, 1/1/28 – 6/1/31	33	8
Federal National Mortgage Association,
IO
6.14%, 9/25/20 (c)	5,077	1,015
IO REMIC
5.00%, 8/25/37	1,285	130
6.00%, 5/25/33 – 7/25/33	1,679	322
6.45%, 2/25/24 (c)	1,831	202
IO STRIPS
5.00%, 1/25/41	1,100	225
8.00%, 4/1/24 – 6/1/30	111	26
9.00%, 11/1/26	5	1
REMIC
7.00%, 9/25/32	178	199
Government National Mortgage Association,
IO
6.35%, 4/16/41	3,900	694
IO REMIC
0.85%, 8/20/58 (c)	8,477	309
		4,286
Commercial Mortgage Backed Securities (1.6%)
Bear Stearns Commercial Mortgage Securities
5.91%, 6/11/40 (c)	700	704
Greenwich Capital Commercial Funding Corp.
5.44%, 3/10/39	1,085	1,150
JP Morgan Chase Commercial Mortgage Securities Corp.
6.10%, 2/12/51 (c)	375	385

	Face Amount (000)	Value (000)
LB-UBS Commercial Mortgage Trust
5.28%, 2/15/41	$800	$781
		3,020
Corporate Bonds (38.0%)
Finance (17.9%)
Abbey National Treasury Services PLC
3.88%, 11/10/14 (b)	330	330
ABN Amro Bank N.V.
3.00%, 1/31/14 (b)	340	340
Aegon N.V.
4.63%, 12/1/15	425	442
Affiliated Managers Group, Inc.
3.95%, 8/15/38	241	284
AIG SunAmerica Global Financing VI
6.30%, 5/10/11 (b)	835	840
American International Group, Inc.
6.40%, 12/15/20	300	321
Banco Votorantim SA
5.25%, 2/11/16 (b)	320	330
Bank of America Corp.
5.63%, 7/1/20	45	46
Barclays Bank PLC,
6.05%, 12/4/17 (b)	290	303
6.75%, 5/22/19	260	294
BBVA Bancomer SA
4.50%, 3/10/16 (b)(d)	475	478
Bear Stearns Cos. LLC (The)
7.25%, 2/1/18	320	373
Brandywine Operating Partnership
4.95%, 4/15/18	375	371
Brookfield Asset Management, Inc.
5.80%, 4/25/17	300	312
Capital One Bank, USA NA
8.80%, 7/15/19	425	535
Citigroup, Inc.
8.50%, 5/22/19 (e)	1,075	1,328
CNA Financial Corp.
5.75%, 8/15/21	495	508
Credit Agricole SA
3.50%, 4/13/15 (b)(d)	775	779
Credit Suisse AG
5.40%, 1/14/20	875	885
Credit Suisse, New York
6.00%, 2/15/18	145	154
Dexus Diversfied Trust/Dexus Office Trust
5.60%, 3/15/21 (b)	300	297
Digital Realty Trust LP
4.50%, 7/15/15	605	622
Discover Bank/Greenwood
7.00%, 4/15/20	620	683
Farmers Exchange Capital
7.05%, 7/15/28 (b)	605	608
Farmers Insurance Exchange
8.63%, 5/1/24 (b)	250	284

	Face Amount (000)	Value (000)
Fifth Third Bancorp
3.63%, 1/25/16	$205	$205
General Electric Capital Corp.,
5.30%, 2/11/21 (d)	300	305
5.63%, 5/1/18	920	996
6.00%, 8/7/19	700	766
Genworth Financial, Inc.
7.20%, 2/15/21 (d)	300	298
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	1,320	1,433
7.50%, 2/15/19	250	291
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	425	425
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	305	311
HBOS PLC
6.75%, 5/21/18 (b)	790	774
HCP, Inc.
5.38%, 2/1/21	150	152
Health Care REIT, Inc.,
4.75%, 7/15/27	249	281
6.13%, 4/15/20	325	344
Healthcare Realty Trust, Inc.
5.75%, 1/15/21	325	334
HSBC Bank PLC
3.50%, 6/28/15 (b)	445	451
HSBC Holdings PLC
5.10%, 4/5/21 (f)	400	403
ING Bank N.V.
3.00%, 9/1/15 (b)(d)	320	313
Intesa Sanpaolo SpA
6.50%, 2/24/21 (b)	100	105
JPMorgan Chase & Co.,
3.40%, 6/24/15	155	156
4.95%, 3/25/20	125	127
6.00%, 1/15/18	170	187
6.30%, 4/23/19	115	128
Lloyds TSB Bank PLC
5.80%, 1/13/20 (b)	120	120
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)	260	260
Macquarie Group Ltd.
6.00%, 1/14/20 (b)	285	287
Merrill Lynch & Co., Inc.
6.88%, 4/25/18	1,360	1,513
NASDAQ OMX Group, Inc. (The)
5.55%, 1/15/20	430	422
Nationwide Building Society
6.25%, 2/25/20 (b)	900	938
Nationwide Financial Services
5.38%, 3/25/21 (b)	225	223
Nordea Bank AB
4.88%, 1/14/21 (b)	370	376
Pacific LifeCorp
6.00%, 2/10/20 (b)	325	347
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	305	327

	Face Amount (000)	Value (000)
Principal Financial Group, Inc.
8.88%, 5/15/19	$235	$299
Prudential Financial, Inc.,
6.63%, 12/1/37	130	142
7.38%, 6/15/19	150	176
Regions Financial Corp.
5.75%, 6/15/15	265	270
Reinsurance Group of America, Inc.
6.45%, 11/15/19	310	335
Royal Bank of Scotland PLC (The)
4.88%, 3/16/15	770	801
Santander US Debt SA Unipersonal
3.72%, 1/20/15 (b)	500	484
SLM Corp.
5.00%, 10/1/13	330	342
Societe Generale
3.10%, 9/14/15 (b)	315	310
Standard Chartered Bank
6.40%, 9/26/17 (b)	305	331
Standard Chartered PLC
3.85%, 4/27/15 (b)	315	323
Svenska Handelsbanken AB
5.13%, 3/30/20 (b)	425	446
TD Ameritrade Holding Corp.
5.60%, 12/1/19	560	594
UnitedHealth Group, Inc.
6.63%, 11/15/37	545	593
US Central Federal Credit Union,
(U.S. Government Guaranteed)
1.90%, 10/19/12	2,190	2,232
Vornado Realty LP
3.88%, 4/15/25	243	272
Wells Fargo & Co.
3.68%, 6/15/16	365	368
Wells Operating Partnership II LP
5.88%, 4/1/18 (b)	400	398
Willis Group Holdings PLC
4.13%, 3/15/16	400	398
		34,459
Industrials (17.0%)
Altria Group, Inc.,
4.13%, 9/11/15	335	349
9.25%, 8/6/19	175	229
Amgen, Inc.,
Series B
0.38%, 2/1/13	273	273
Anadarko Petroleum Corp.
6.95%, 6/15/19	235	264
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 1/15/15	30	32
ArcelorMittal
9.85%, 6/1/19	255	324
Archer-Daniels-Midland Co.
0.88%, 2/15/14 (d)	256	286

	Face Amount (000)	Value (000)
AT&T, Inc.
6.15%, 9/15/34	$415	$415
AutoNation, Inc.
6.75%, 4/15/18 (d)	185	194
BAT International Finance PLC
9.50%, 11/15/18 (b)	330	437
Best Buy Co., Inc.
3.75%, 3/15/16	460	455
Bombardier, Inc.,
7.50%, 3/15/18 (b)	115	125
7.75%, 3/15/20 (b)	220	240
Boston Scientific Corp.
6.00%, 1/15/20	270	283
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	220	262
CBS Corp.
8.88%, 5/15/19	195	245
CF Industries, Inc.
6.88%, 5/1/18	265	298
Cliffs Natural Resources, Inc.
4.88%, 4/1/21	310	306
Comcast Corp.,
5.15%, 3/1/20 (d)	255	266
5.70%, 5/15/18	120	131
ConAgra Foods, Inc.
8.25%, 9/15/30	360	431
Concho Resources Inc/Midland
7.00%, 1/15/21	55	58
Constellation Brands, Inc.
7.25%, 9/1/16	140	152
Continental Resources, Inc.,
Series WI
7.13%, 4/1/21	280	299
Cooper US, Inc.
5.25%, 11/15/12	290	309
Corning, Inc.
7.25%, 8/15/36	245	281
COX Communications, Inc.
8.38%, 3/1/39 (b)	45	57
CRH America, Inc.
6.00%, 9/30/16	325	351
CVS Pass-Through Trust,
6.04%, 12/10/28	335	346
8.35%, 7/10/31 (b)	389	465
Daimler Finance North America LLC
7.30%, 1/15/12	190	200
Darden Restaurants, Inc.
6.20%, 10/15/17	590	653
Delhaize Group SA
5.70%, 10/1/40	366	336
Deutsche Telekom International Finance BV
8.75%, 6/15/30	165	217
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
4.60%, 2/15/21	255	249
5.88%, 10/1/19	160	173
7.63%, 5/15/16	150	166

	Face Amount (000)	Value (000)
DISH DBS Corp.
7.13%, 2/1/16	$220	$236
Expedia, Inc.
5.95%, 8/15/20	300	304
Ford Motor Credit Co. LLC
5.75%, 2/1/21	380	376
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 4/1/17	130	143
Frontier Communications Corp.
8.50%, 4/15/20 (d)	370	403
Gazprom OAO Via Gaz Capital SA
6.51%, 3/7/22 (b)(d)	165	176
Genzyme Corp.
3.63%, 6/15/15	300	312
Georgia-Pacific LLC,
7.75%, 11/15/29	195	215
8.88%, 5/15/31	190	230
Gilead Sciences, Inc.
1.00%, 5/1/14 (b)	275	310
Goldcorp, Inc.
2.00%, 8/1/14 (d)	232	297
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (b)	300	302
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	255	280
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	180	189
Home Depot, Inc.
5.88%, 12/16/36	435	434
Hyatt Hotels Corp.
6.88%, 8/15/19 (b)	220	236
Ingram Micro, Inc.
5.25%, 9/1/17	250	254
International Game Technology
3.25%, 5/1/14 (d)	236	272
JC Penney Co., Inc.
5.65%, 6/1/20	120	116
JC Penney Corp., Inc.
6.38%, 10/15/36	251	227
KLA-Tencor Corp.
6.90%, 5/1/18	400	442
Kraft Foods, Inc.,
5.38%, 2/10/20	425	449
7.00%, 8/11/37	115	130
L-3 Communications Corp.
4.95%, 2/15/21	395	398
Lafarge SA
5.50%, 7/9/15 (b)	295	305
Marathon Petroleum Corp.
5.13%, 3/1/21 (b)	190	192
Medtronic, Inc.,
Series B
1.63%, 4/15/13	269	278
MGM Resorts International
13.00%, 11/15/13	435	525
Microsoft Corp.
Zero Coupon, 6/15/13 (b)(d)	256	268

	Face Amount (000)	Value (000)
Molson Coors Brewing Co.
2.50%, 7/30/13	$238	$278
Mosaic Co. (The)
7.63%, 12/1/16 (b)	580	626
NBC Universal Media LLC
5.15%, 4/30/20 (b)	360	372
News America, Inc.
7.85%, 3/1/39	460	545
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (b)	185	194
Omnicom Group, Inc.
4.45%, 8/15/20	240	237
Petrobras International Finance Co.
5.75%, 1/20/20	405	420
QEP Resources, Inc.
6.88%, 3/1/21	200	211
Quest Diagnostics, Inc.
6.95%, 7/1/37	610	672
QVC, Inc.
7.13%, 4/15/17 (b)	365	385
Qwest Corp.,
6.50%, 6/1/17	210	233
6.88%, 9/15/33	495	498
RadioShack Corp.
2.50%, 8/1/13 (b)	269	275
Rayonier TRS Holdings, Inc.
3.75%, 10/15/12	234	282
Rio Tinto Finance USA Ltd.
9.00%, 5/1/19	300	395
Sable International Finance Ltd.
7.75%, 2/15/17 (b)	480	506
SAIC, Inc.
5.95%, 12/1/40 (b)	250	259
SBA Telecommunications, Inc.
8.25%, 8/15/19	255	283
Southern Copper Corp.,
5.38%, 4/16/20 (d)	110	112
6.75%, 4/16/40	160	162
Symantec Corp.,
Series B
1.00%, 6/15/13 (d)	233	282
Systems 2001 Asset Trust LLC
6.66%, 9/15/13 (b)	354	378
Tech Data Corp.
2.75%, 12/15/26	257	278
Teck Resources Ltd.
10.25%, 5/15/16	355	427
Telecom Italia Capital SA,
7.00%, 6/4/18	335	365
7.18%, 6/18/19	125	137
Telefonica Europe BV
8.25%, 9/15/30	420	509
Time Warner Cable, Inc.,
6.75%, 6/15/39	100	105
8.75%, 2/14/19	170	212
Time Warner, Inc.,
4.70%, 1/15/21	290	289

	Face Amount (000)	Value (000)
4.88%, 3/15/20 (d)	$100	$102
5.88%, 11/15/16	95	106
7.70%, 5/1/32	15	18
Vale Overseas Ltd.,
5.63%, 9/15/19	250	263
6.88%, 11/10/39	45	48
Verisk Analytics, Inc.
5.80%, 5/1/21	465	467
Verizon Communications, Inc.,
4.60%, 4/1/21	200	200
8.95%, 3/1/39	130	178
Viacom, Inc.
6.88%, 4/30/36	275	302
Vivendi SA
6.63%, 4/4/18 (b)	240	269
Warner Chilcott Co. LLC
7.75%, 9/15/18 (b)	325	342
Weatherford International Ltd.
9.63%, 3/1/19	450	574
Woolworths Ltd.
4.00%, 9/22/20 (b)	335	324
WPP Finance UK
8.00%, 9/15/14	270	315
Wyndham Worldwide Corp.
5.63%, 3/1/21	390	387
Wynn Las Vegas Corp.
7.75%, 8/15/20	520	554
		32,832
Utilities (3.1%)
CMS Energy Corp.
6.25%, 2/1/20	635	666
EDF SA
4.60%, 1/27/20 (b)(d)	210	214
Enel Finance International N.V.
5.13%, 10/7/19 (b)	675	682
Energy Transfer Partners LP
9.00%, 4/15/19	350	443
Enterprise Products Operating LLC,
5.25%, 1/31/20	110	114
6.50%, 1/31/19	370	421
EQT Corp.
8.13%, 6/1/19	175	209
Exelon Generation Co. LLC
6.25%, 10/1/39	850	834
FirstEnergy Solutions Corp.
6.05%, 8/15/21	525	545
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (b)	450	439
Kinder Morgan Finance Co. ULC
5.70%, 1/5/16	570	601
NRG Energy, Inc.
8.50%, 6/15/19 (d)	245	259
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	310	337

	Face Amount (000)	Value (000)
8.75%, 5/1/19	$185	$232
		5,996
		73,287
Mortgages - Other (10.3%)
American Home Mortgage Investment Trust
0.43%, 12/25/46 (c)	1,553	1,025
Banc of America Alternative Loan Trust,
5.25%, 1/25/21	1,093	1,046
6.00%, 4/25/36	1,021	1,010
Banc of America Funding Corp.
0.62%, 8/25/36 (c)	518	482
Chaseflex Trust
6.00%, 2/25/37	875	641
Countrywide Alternative Loan Trust
0.60%, 9/25/35 (c)	911	579
Countrywide Home Loan Mortgage Pass Through Trust
6.00%, 8/25/37	1,325	1,144
First Horizon Alternative Mortgage Securities,
5.00%, 11/25/20	608	574
6.25%, 8/25/36	562	436
GMAC Mortgage Corp. Loan Trust,
4.25%, 7/25/40 (b)	510	515
5.75%, 4/25/36	297	287
Greenwich Capital Commercial Funding Corp.
5.87%, 12/10/49 (c)	625	617
GS Mortgage Securities Corp.
7.50%, 9/25/36 (b)(c)	661	588
GSR Mortgage Loan Trust,
5.75%, 1/25/37	800	740
6.00%, 2/25/36	517	491
JP Morgan Mortgage Trust,
5.22%, 11/25/35 (c)	514	476
6.00%, 6/25/37	521	483
6.25%, 7/25/36	936	916
LB-UBS Commercial Mortgage Trust
6.37%, 9/15/45 (c)	525	535
Lehman Mortgage Trust,
5.50%, 11/25/35 – 2/25/36	1,175	1,116
6.50%, 9/25/37	1,125	949
Luminent Mortgage Trust
0.39%, 1/25/37 (c)	1,400	917
Mastr Adjustable Rate Mortgages Trust
1.23%, 4/25/46 (c)	352	9
Mastr Alternative Loans Trust
6.50%, 3/25/35	1,027	1,021
Residential Accredit Loans, Inc.
0.75%, 3/25/35 (c)	654	460
Structured Asset Mortgage Investments, Inc.
0.48%, 8/25/36 (c)	1,383	456
WaMu Mortgage Pass Through Certificates,
1.08%, 5/25/47 (c)	1,402	988
1.29%, 7/25/46 (c)	1,094	735

	Face Amount (000)	Value (000)
Wells Fargo Mortgage Backed Securities Trust
2.78%, 4/25/36 (c)	$644	$558
		19,794
Municipal Bonds (1.3%)
Chicago Illinois Transit Authority
6.20%, 12/1/40	255	227
City of Chicago, IL
6.40%, 1/1/40	100	96
City of New York, NY
5.97%, 3/1/36	215	216
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34	630	612
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	220	210
6.66%, 4/1/57	415	392
New York City Transitional Finance Authority
5.27%, 5/1/27	210	216
State of California, General Obligation Bonds
5.95%, 4/1/16	485	518
		2,487
Sovereign (1.1%)
Bermuda Government International Bond
5.60%, 7/20/20 (b)	300	318
Export - Import Bank of Korea
4.13%, 9/9/15	165	170
Federative Republic of Brazil
6.00%, 1/17/17	560	630
Ireland Government Bond
5.40%, 3/13/25	505	484
Korea Development Bank
4.38%, 8/10/15	335	348
State of Qatar
4.00%, 1/20/15 (b)	275	285
		2,235
U.S. Agency Securities (3.4%)
Federal Home Loan Mortgage Corp.,
4.88%, 6/13/18 (d)	2,500	2,784
6.75%, 3/15/31	420	537
Federal National Mortgage Association,
1.25%, 8/20/13	355	356
2.38%, 4/11/16	745	744
2.50%, 5/15/14 (d)	2,000	2,066
		6,487
U.S. Treasury Securities (12.6%)
U.S. Treasury Bonds,
3.50%, 2/15/39	500	420
4.25%, 5/15/39 (d)	5,200	4,989
5.25%, 11/15/28	2,400	2,702
7.50%, 11/15/24	6,385	8,812

	Face Amount (000)	Value (000)
U.S. Treasury Notes,
1.75%, 7/31/15	$6,500	$6,452
3.63%, 2/15/21 (d)	900	913
		24,288
Total Fixed Income Securities (Cost $186,442)		190,195

	Shares
Short-Term Investments (18.1%)
Securities held as Collateral on Loaned Securities (7.6%)
Investment Company (6.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	12,687,867	12,688

	Face Amount (000)
Repurchase Agreements (1.0%)
Barclays Capital, Inc., (0.05%, dated 3/31/11, due 4/1/11; proceeds $665; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill 0.00% due 9/29/11; U.S. Treasury Note 4.25% due 9/30/12; valued at $678)	$665	665
Nomura Holdings, Inc., (0.24%, dated 3/31/11, due 4/1/11; proceeds $1,283; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 5.00% due 5/1/40; valued at $1,309)	1,283	1,283
		1,948
Total Securities held as Collateral on Loaned Securities (Cost $14,636)		14,636

	Shares
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	355,670	356

	Face Amount (000)
U.S. Treasury Securities (10.3%)
U.S. Treasury Bills,
0.06%, 4/14/11 (h)	$9,750	9,750
0.10%, 4/28/11 (h)(i)(j)	1,950	1,950
0.10%, 4/7/11 (h)	6,500	6,500
0.16%, 4/28/11 (h)(j)	1,640	1,640
		19,840
Total Short-Term Investments (Cost $34,832)		34,832

Value (000)
Total Investments (116.7%) (Cost $221,274) Including $14,705 of Securities Loaned +	$225,027
Liabilities in Excess of Other Assets (-16.7%)	(32,222)
Net Assets (100.0%)	$192,805

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2011.
(d)

The value of loaned securities and related collateral outstanding at March 31, 2011 were approximately $14,705,000 and $14,999,000, respectively. The Portfolio received cash collateral of approximately $14,636,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $363,000 was received in the form of a common stock and U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(e)

For the three months ended March 31, 2011, the proceeds from sales of Citigroup, Inc., corporate bond, an affiliate of the Investment Adviser, Administrator and Distributor, was approximately $478,000, including net realized gains of approximately $88,000.

(f)	When-issued security.
(g)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(h)	Rate shown is the yield to maturity at March 31, 2011.
(i)	All or a portion of the security was pledged as collateral for swap agreements.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $221,274,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $3,753,000 of which approximately $5,795,000 related to appreciated securities and approximately $2,042,000 related to depreciated securities.

@	Face Amount/Value is less than $500.
IO	Interest Only
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
UBS AG	CHF	545	$593	4/15/11	USD	586	$586	$(7)
UBS AG	CHF	360	392	4/15/11	USD	385	385	(7)
UBS AG	USD	256	256	4/15/11	NOK	1,450	262	6
UBS AG	USD	304	304	4/15/11	NOK	1,700	308	4
UBS AG	USD	197	197	4/15/11	NOK	1,100	199	2
UBS AG	USD	256	256	4/15/11	NOK	1,450	262	6
UBS AG	USD	260	260	4/15/11	SEK	1,680	266	6
UBS AG	USD	262	262	4/15/11	SEK	1,680	266	4
UBS AG	USD	292	292	4/15/11	SEK	1,850	293	1
UBS AG	USD	188	188	4/15/11	SEK	1,200	190	2
Bank of America NA	JPY	40,000	481	4/18/11	USD	497	497	16
UBS AG	EUR	408	578	4/18/11	USD	566	566	(12)
UBS AG	JPY	40,000	481	4/18/11	USD	506	506	25
			$4,540				$4,586	$46

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:

U.S. Treasury 2 yr. Note	45	$9,816	Jun-11	$4

U.S. Treasury 5 yr. Note	136	15,883	Jun-11	(50)

Short:

90 Day Euro $	8	(1,940)	Dec-13	(3)

90 Day Euro $	8	(1,945)	Sep-13	(3)

90 Day Euro $	8	(1,950)	Jun-13	(3)

90 Day Euro $	8	(1,955)	Mar-13	(3)

German Euro Bund	4	(688)	Jun-11	1

U.S. Treasury 10 yr. Note	79	(9,403)	Jun-11	12

U.S. Treasury 30 yr. Bond	13	(1,562)	Jun-11	(4)
				$(49)

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	4.80%	12/9/20	$5,910		$(23)
Bank of America	3 Month LIBOR	Receive	4.06	12/9/40	1,440		37
Barclays Capital	3 Month STIBOR	Receive	3.11	6/22/12	SEK	53,510	1
Barclays Capital	3 Month STIBOR	Pay	3.83	3/22/15	109,484		(15)
Barclays Capital	3 Month STIBOR	Receive	3.93	3/22/21	56,574		44
Credit Suisse	3 Month LIBOR	Receive	0.80	10/28/13	$19,115		179
Credit Suisse	3 Month CDOR	Receive	2.18	9/8/15	CAD	6,150	182
Credit Suisse	3 Month CDOR	Receive	2.21	9/8/15	4,437		126
Credit Suisse	3 Month LIBOR	Pay	2.10	10/28/17	$8,005		(336)
Credit Suisse	3 Month CDOR	Pay	4.07	9/8/20	CAD	7,204	(171)
Credit Suisse	3 Month CDOR	Pay	4.12	9/8/20	5,196		(112)
Deutsche Bank	3 Month STIBOR	Receive	3.04	6/17/12	SEK	12,230	1
Deutsche Bank	3 Month STIBOR	Pay	3.78	3/17/15	25,090		(7)
Deutsche Bank	3 Month STIBOR	Receive	3.83	3/17/21	13,010		17
Goldman Sachs	6 Month LIBOR	Pay	4.90	3/4/21	GBP	5,580	19
Goldman Sachs	6 Month LIBOR	Receive	4.18	3/4/41	1,290		(20)
UBS AG	3 Month LIBOR	Pay	4.65	12/7/20	$5,915		(56)
UBS AG	3 Month LIBOR	Receive	4.00	12/7/40	1,410		50
							$(84)

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Premium Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank	$5,488	3 Month LIBOR	Receive	11/15/21	$(382)	$(471)
JPMorgan Chase	1,125	3 Month LIBOR	Receive	11/15/21	(81)	(121)
						$(592)

CDOR	—	Canadian Dealer Offered Rate
LIBOR	—	London Interbank Offered Rate
STIBOR	—	Stockholm Interbank Offered Rate
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$2,892	$—	$2,892
Agency Fixed Rate Mortgages	—	47,505	—	47,505
Asset-Backed Securities	—	3,914	—	3,914
Collateralized Mortgage Obligations - Agency Collateral Series	—	4,286	—	4,286
Commercial Mortgage Backed Securities	—	3,020	—	3,020
Corporate Bonds	—	73,287	—	73,287
Mortgages - Other	—	19,794	—	19,794
Municipal Bonds	—	2,487	—	2,487
Sovereign	—	2,235	—	2,235
U.S. Agency Securities	—	6,487	—	6,487
U.S. Treasury Securities	—	24,288	—	24,288
Total Fixed Income Securities	—	190,195	—	190,195
Short-Term Investments
Investment Company	13,044	—	—	13,044
Repurchase Agreements	—	1,948	—	1,948
U.S. Treasury Securities	—	19,840	—	19,840
Total Short-Term Investments	13,044	21,788	—	34,832
Foreign Currency Exchange Contracts	—	72	—	72
Futures Contracts	17	—	—	17
Interest Rate Swap Agreements	—	656	—	656
Total Assets	13,061	212,711	—	225,772
Liabilities:
Foreign Currency Exchange Contracts	—	(26)	—	(26)
Futures Contracts	(66)	—	—	(66)
Interest Rate Swap Agreements	—	(740)	—	(740)
Zero Coupon Swap Agreements	—	(592)	—	(592)
Total Liabilities	(66)	(1,358)	—	(1,424)
Total	$12,995	$211,353	$—	$224,348

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (95.1%)
Argentina (6.1%)
Sovereign (6.1%)
Argentina Bonos,
7.00%, 10/3/15	$11,200		$10,556
Republic of Argentina,
2.50%, 12/31/38 (a)(b)		1,575	688
8.28%, 12/31/33 (b)		4,408	3,951
			15,195
Belarus (0.4%)
Sovereign (0.4%)
Republic of Belarus,
8.75%, 8/3/15		820	733
8.95%, 1/26/18		400	350
			1,083
Belize (0.2%)
Sovereign (0.2%)
Government of Belize,
6.00%, 2/20/29		720	607

Brazil (11.2%)
Corporate Bonds (2.3%)
Banco Safra Cayman Islands Ltd.,
6.75%, 1/27/21		210	218
6.75%, 1/27/21 (c)		1,280	1,330
Fibria Overseas Finance Ltd.,
6.75%, 3/3/21 (c)		1,480	1,536
Odebrecht Finance Ltd.,
6.00%, 4/5/23 (c)(d)		2,610	2,597
			5,681
Sovereign (8.9%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20		1,000	1,022
5.50%, 7/12/20 (c)		1,360	1,390
6.37%, 6/16/18 (c)		2,340	2,556
Federative Republic of Brazil,
5.88%, 1/15/19		8,487	9,442
7.13%, 1/20/37		2,270	2,696
8.00%, 1/15/18		89	105
8.88%, 10/14/19 – 4/15/24		3,765	5,009
			22,220
			27,901
Chile (1.6%)
Corporate Bond (0.7%)
Banco Santander Chile,
6.50%, 9/22/20	CLP	884,500	1,727

		Face Amount (000)	Value (000)
Sovereign (0.9%)
Chile Government International Bond,
5.50%, 8/5/20	CLP	1,023,000	$2,111
			3,838
Colombia (2.3%)
Sovereign (2.3%)
Republic of Colombia,
7.38%, 3/18/19 (b)	$1,780		2,145
11.75%, 2/25/20 (b)		2,390	3,606
			5,751
Croatia (0.4%)
Sovereign (0.4%)
Republic of Croatia,
6.63%, 7/14/20 (c)		920	951

Dominican Republic (0.8%)
Sovereign (0.8%)
Dominican Republic,
7.50%, 5/6/21		820	839
7.50%, 5/6/21 (b)(c)		420	429
9.04%, 1/23/18		667	740
			2,008
Ecuador (0.7%)
Sovereign (0.7%)
Republic of Ecuador,
9.38%, 12/15/15		1,670	1,645

Georgia (0.3%)
Sovereign (0.3%)
Republic of Georgia,
7.50%, 4/15/13		620	667

Ghana (1.3%)
Sovereign (1.3%)
Republic of Ghana,
8.50%, 10/4/17		1,570	1,751
8.50%, 10/4/17 (b)(c)		1,296	1,471
			3,222
India (0.3%)
Corporate Bond (0.3%)
Reliance Holdings USA, Inc.,
6.25%, 10/19/40 (c)		660	626

Indonesia (4.4%)
Corporate Bonds (0.3%)
Pindo Deli Finance Mauritius,
Tranche A
3.31%, 4/28/15 (c)(e)(f)(g)		195	48

	Face Amount (000)	Value (000)
Tranche B
3.31%, 4/28/18 (c)(e)(f)(g)	$1,640	$180
Tranche C
Zero Coupon, 4/28/27 (c)(e)(f)(g)	2,691	61
Tjiwi Kimia Finance Mauritius,
Tranche A
3.31%, 4/28/15 (e)(f)(g)	781	195
Tranche B
3.31%, 4/28/18 (c)(e)(f)(g)	1,434	280
Tranche C
Zero Coupon, 4/28/27 (c)(e)(f)(g)	2,923	102
		866
Sovereign (4.1%)
Majapahit Holding BV,
7.75%, 1/20/20	1,650	1,864
Republic of Indonesia,
6.88%, 1/17/18 (c)	250	286
7.75%, 1/17/38	600	721
7.75%, 1/17/38 (c)	2,926	3,519
11.63%, 3/4/19	2,000	2,880
11.63%, 3/4/19 (b)(c)	640	922
		10,192
		11,058
Ivory Coast (0.3%)
Sovereign (0.3%)
Ivory Coast,
2.50%, 12/31/32 (g)	1,467	693

Jamaica (0.2%)
Sovereign (0.2%)
Jamaica Government International Bond,
8.00%, 6/24/19	580	607

Kazakhstan (4.2%)
Sovereign (4.2%)
Development Bank of Kazakhstan JSC,
5.50%, 12/20/15	210	219
5.50%, 12/20/15 (c)	1,150	1,205
Intergas Finance BV,
6.38%, 5/14/17	410	437
KazMunayGas National Co.,
6.38%, 4/9/21	400	414
6.38%, 4/9/21 (b)(c)	2,140	2,225
9.13%, 7/2/18	2,280	2,758
9.13%, 7/2/18 (c)	2,610	3,171
		10,429
Lithuania (0.9%)
Sovereign (0.9%)
Republic of Lithuania,
6.13%, 3/9/21 (b)(c)	380	390

		Face Amount (000)	Value (000)
7.38%, 2/11/20		$1,680	$1,879
			2,269
Malaysia (1.0%)
Sovereign (1.0%)
Malaysia Government Bond,
3.21%, 5/31/13	MYR	7,500	2,476

Mexico (12.7%)
Corporate Bonds (0.9%)
Cemex SAB de CV,
9.00%, 1/11/18		$300	316
9.00%, 1/11/18 (c)		1,830	1,929
			2,245
Sovereign (11.8%)
Mexican Bonos,
8.00%, 6/11/20	MXN	57,366	5,006
Pemex Project Funding Master Trust,
6.63%, 6/15/35		$1,725	1,739
6.63%, 6/15/38 (b)		1,176	1,177
8.63%, 12/1/23		1,350	1,634
Petroleos Mexicanos,
5.50%, 1/21/21		4,320	4,406
8.00%, 5/3/19 (b)		1,176	1,418
United Mexican States,
5.63%, 1/15/17		689	763
5.95%, 3/19/19		5,872	6,574
6.05%, 1/11/40		2,140	2,215
6.75%, 9/27/34		3,871	4,386
			29,318
			31,563
Pakistan (0.8%)
Sovereign (0.8%)
Republic of Pakistan,
6.88%, 6/1/17		2,350	1,933

Panama (1.9%)
Sovereign (1.9%)
Republic of Panama,
5.20%, 1/30/20		2,050	2,183
8.88%, 9/30/27		1,183	1,603
9.38%, 4/1/29		740	1,047
			4,833
Peru (3.4%)
Corporate Bond (0.4%)
Banco de Credito del Peru,
5.38%, 9/16/20		1,160	1,102

		Face Amount (000)	Value (000)
Sovereign (3.0%)
Republic of Peru,
7.35%, 7/21/25		$1,450	$1,730
8.20%, 8/12/26	PEN	11,050	4,349
8.75%, 11/21/33		$955	1,287
			7,366
			8,468
Philippines (4.3%)
Sovereign (4.3%)
Republic of Philippines,
4.00%, 1/15/21		4,682	4,436
8.38%, 6/17/19		2,171	2,747
8.88%, 3/17/15		532	657
9.50%, 2/2/30		2,071	2,925
			10,765
Russia (12.6%)
Corporate Bonds (1.5%)
Novatek Finance Ltd.,
6.60%, 2/3/21 (b)(c)		2,240	2,363
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC,
7.75%, 2/2/21 (c)		1,310	1,382
			3,745
Sovereign (11.1%)
RSHB Capital SA for OJSC Russian Agricultural Bank,
6.30%, 5/15/17 (c)		1,401	1,475
7.18%, 5/16/13		10	11
7.18%, 5/16/13 (c)		1,210	1,319
Russian Federation,
5.00%, 4/29/20		6,600	6,707
7.50%, 3/31/30 (c)		544	638
7.50%, 3/31/30		8,726	10,240
Russian Federation (Registered),
12.75%, 6/24/28		2,700	4,738
Russian Foreign Bond - Eurobond,
7.85%, 3/10/18 (c)	RUB	70,000	2,519
			27,647
			31,392
South Africa (1.3%)
Sovereign (1.3%)
Eskom Holdings Ltd.,
5.75%, 1/26/21 (c)		$3,278	3,339

Sri Lanka (0.7%)
Sovereign (0.7%)
Sri Lanka Government International Bond,
6.25%, 10/4/20		1,170	1,144
6.25%, 10/4/20 (c)		510	498
			1,642

	Face Amount (000)	Value (000)
Turkey (7.9%)
Sovereign (7.9%)
Republic of Turkey,
5.63%, 3/30/21	$7,230	$7,411
6.75%, 5/30/40	2,900	3,023
6.88%, 3/17/36	3,879	4,125
7.00%, 3/11/19	355	403
7.50%, 7/14/17	998	1,163
8.00%, 2/14/34	970	1,167
11.88%, 1/15/30	1,340	2,228
		19,520
Ukraine (5.3%)
Sovereign (5.3%)
Ukraine Government,
6.58%, 11/21/16	2,866	2,921
6.75%, 11/14/17	3,490	3,556
7.75%, 9/23/20	2,740	2,829
7.75%, 9/23/20 (b)(c)	3,620	3,751
		13,057
Uruguay (0.3%)
Sovereign (0.3%)
Republic of Uruguay,
8.00%, 11/18/22	640	800

Venezuela (7.3%)
Sovereign (7.3%)
Petroleos de Venezuela SA,
5.13%, 10/28/16	4,230	2,601
Republic of Venezuela,
5.75%, 2/26/16	1,634	1,217
6.00%, 12/9/20	880	526
7.00%, 3/31/38	1,079	612
7.65%, 4/21/25	1,850	1,133
8.50%, 10/8/14 (b)	770	706
9.00%, 5/7/23	1,450	1,001
9.25%, 9/15/27 (b)	11,390	8,457
10.75%, 9/19/13 (b)	1,750	1,766
		18,019
Total Fixed Income Securities (Cost $235,949)		236,357

	No. of Warrants
Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (e)(f)	750	135

	No. of Warrants	Value (000)
Venezuela (0.0%)
Republic of Venezuela, Oil-Linked Payment Obligation, expires 4/15/20 (e)(f)	3,750	$112
Total Warrants (Cost $—)		247

	Shares
Short-Term Investments (13.3%)
Securities held as Collateral on Loaned Securities (9.0%)
Investment Company (7.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	19,315,483	19,315

	Face Amount (000)
Repurchase Agreements (1.2%)
Barclays Capital, Inc., (0.05%, dated 3/31/11, due 4/1/11; proceeds $1,012; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill 0.00% due 9/29/11; U.S. Treasury Note 4.25% due 9/30/12; valued at $1,033)	$1,012	1,012
Nomura Holdings, Inc., (0.24%, dated 3/31/11, due 4/1/11; proceeds $1,954; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 5.00% due 5/1/40; valued at $1,993)	1,954	1,954
		2,966
Total Securities held as Collateral on Loaned Securities (Cost $22,281)		22,281

	Shares
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $10,743)	10,742,653	10,743
Total Short-Term Investments (Cost $33,024)		33,024
Total Investments (108.5%) (Cost $268,973) Including $21,784 of Securities Loaned +		269,628
Liabilities in Excess of Other Assets (-8.5%)		(21,061)
Net Assets		$248,567

(a)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2011. Maturity date disclosed is the ultimate maturity date.
(b)

The value of loaned securities and related collateral outstanding at March 31, 2011 were approximately $21,784,000 and $22,281,000, respectively. The Portfolio received cash collateral of approximately $22,281,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	When-issued security.
(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2011.

(f)	Security has been deemed illiquid at March 31, 2011.
(g)	Issuer is in default.
(h)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $268,973,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $655,000 of which $8,753,000 related to appreciated securities and $8,098,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	BRL	4,194	$2,569	4/4/11	USD	2,512	$2,512	$(57)
JPMorgan Chase Bank	USD	2,511	2,511	4/4/11	BRL	4,194	2,569	58
JPMorgan Chase Bank	USD	4,857	4,857	4/7/11	KRW	5,467,025	4,983	126
JPMorgan Chase Bank	USD	2,407	2,407	4/7/11	THB	73,391	2,426	19
JPMorgan Chase Bank	USD	2,424	2,424	4/11/11	INR	109,820	2,460	36
JPMorgan Chase Bank	EUR	1,800	2,550	4/18/11	USD	2,507	2,507	(43)
JPMorgan Chase Bank	USD	1,057	1,057	4/25/11	CLP	510,832	1,067	10
JPMorgan Chase Bank	USD	2,566	2,566	5/16/11	CNY	16,800	2,571	5
JPMorgan Chase Bank	USD	2,447	2,447	6/14/11	SGD	3,112	2,470	23
			$23,388				$23,565	$177

BRL	—	Brazilian Real
CLP	—	Chilean Peso
CNY	—	Chinese Yuan Renminbi
EUR	—	Euro
INR	—	Indian Rupee
KRW	—	South Korean Won
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
THB	—	Thai Baht
USD	—	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note	50	$5,952	Jun-11	$12

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$15,992	$—	$15,992
Sovereign	—	220,365	—	220,365
Total Fixed Income Securities	—	236,357	—	236,357
Warrants	—	247	—	247
Short-Term Investments
Investment Company	30,058	—	—	30,058
Repurchase Agreements	—	2,966	—	2,966
Total Short-Term Investments	30,058	2,966	—	33,024
Futures Contracts	12	—	—	12
Foreign Currency Exchange Contracts	—	277	—	277
Total Assets	30,070	239,847	—	269,917
Liabilities:
Foreign Currency Exchange Contracts	—	(100)	—	(100)
Total	$30,070	$239,747	$—	$269,817

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (97.4%)
Argentina (0.2%)
Banco Macro SA ADR	55,560	$2,224

Brazil (10.9%)
Banco do Brasil SA	282,400	5,111
BM&F Bovespa SA	1,050,300	7,623
BRF - Brasil Foods SA	666,294	12,582
Cia de Bebidas das Americas (Preference) ADR	394,700	11,174
Hypermarcas SA (a)	271,600	3,593
Itau Unibanco Holding SA (Preference)	120,693	2,876
Itau Unibanco Holding SA (Preference) ADR	648,870	15,605
MRV Engenharia e Participacoes SA	409,400	3,275
PDG Realty SA Empreendimentos e Participacoes	1,244,200	6,981
Petroleo Brasileiro SA (Preference)	351,104	6,131
Petroleo Brasileiro SA ADR	370,893	14,354
Ultrapar Participacoes SA (Preference)	250,520	4,148
Vale SA (Preference)	31,755	922
Vale SA (Preference) ADR	501,325	14,799
Vale SA ADR	75,100	2,504
Vivo Participacoes SA ADR	219,500	8,863
		120,541
Chile (0.9%)
Antofagasta PLC	253,401	5,533
Empresa Nacional de Electricidad SA	1,957,658	3,631
Empresa Nacional de Electricidad SA ADR	11,900	662
		9,826
China (13.1%)
Bank of China Ltd., Class H	12,921,500	7,193
Belle International Holdings Ltd.	3,397,000	6,227
China Coal Energy Co., Ltd., Class H	2,464,000	3,358
China Construction Bank Corp., Class H	18,590,430	17,423
China Gas Holdings Ltd.	6,504,000	3,194
China Life Insurance Co., Ltd., Class H	1,712,000	6,427
China Mobile Ltd.	786,000	7,240
China Oilfield Services Ltd., Class H	2,448,000	5,539
China Pacific Insurance Group Co., Ltd., Class H	1,620,200	6,811
China Resources Power Holdings Co., Ltd.	3,443,300	6,631
China Telecom Corp. Ltd., Class H	10,514,000	6,420
China ZhengTong Auto Services Holdings Ltd. (a)	3,129,000	3,198
CNOOC Ltd.	3,857,000	9,719
Dongfeng Motor Group Co., Ltd., Class H	2,529,000	4,305
Hengan International Group Co., Ltd.	496,500	3,683
JA Solar Holdings Co., Ltd. ADR (a)(b)	404,680	2,833
Orient Overseas International Ltd.	306,500	3,217
Ping An Insurance Group Co. of China Ltd., Class H (b)	659,000	6,680
Shanghai Industrial Holdings Ltd.	153,000	586
Sohu.com, Inc. (a)	68,600	6,130
Tencent Holdings Ltd. (b)	383,400	9,340
Want Want China Holdings Ltd.	4,812,000	3,780
West China Cement Ltd.	9,652,000	4,268
Xinjiang Goldwind Science & Technology Co., Ltd., Class H (a)(b)	1,776,000	3,274
Yanzhou Coal Mining Co., Ltd. (b)	1,944,000	7,073
		144,549

	Shares	Value (000)
Czech Republic (2.6%)
CEZ AS	221,000	$11,294
Komercni Banka AS	34,880	8,802
Telefonica O2 Czech Republic AS	366,600	8,576
		28,672
Egypt (1.4%)
Commercial International Bank Egypt SAE (a)	935,770	5,127
Egyptian Financial Group-Hermes Holding	411,846	1,514
Egyptian Financial Group-Hermes Holding GDR	80,197	592
Juhayna Food Industries (a)	3,152,888	2,957
Telecom Egypt	1,900,902	5,505
		15,695
Hungary (0.6%)
Richter Gedeon Nyrt	34,098	7,088

India (8.6%)
Asian Paints Ltd.	70,756	4,008
Coal India Ltd.	221,100	1,718
Dr. Reddy’s Laboratories Ltd.	181,132	6,657
Engineers India Ltd.	481,496	3,290
GAIL India Ltd.	301,625	3,138
Glenmark Pharmaceuticals Ltd.	717,716	4,566
HDFC Bank Ltd.	217,604	11,447
ICICI Bank Ltd.	163,808	4,100
IndusInd Bank Ltd.	982,400	5,987
Infosys Technologies Ltd.	220,045	15,994
Infrastructure Development Finance Co., Ltd.	677,360	2,348
ITC Ltd.	984,396	4,020
Jindal Steel & Power Ltd.	341,206	5,335
Larsen & Toubro Ltd.	134,913	4,997
Reliance Industries Ltd.	340,168	8,002
Sun TV Network Ltd.	190,161	1,916
Tata Consultancy Services Ltd.	287,190	7,624
		95,147
Indonesia (4.1%)
Astra International Tbk PT	1,626,400	10,647
Bank Central Asia Tbk PT	8,606,500	6,869
Bank Mandiri Tbk PT	5,299,500	4,139
Indofood Sukses Makmur Tbk PT	8,584,000	5,323
Indosat Tbk PT	8,901,500	5,418
Kalbe Farma Tbk PT	1,144,500	447
Lippo Karawaci Tbk PT	78,506,000	5,500
Telekomunikasi Indonesia Tbk PT	7,714,000	6,511
		44,854
Korea, Republic of (14.4%)
Amorepacific Corp.	2,557	2,436
Cheil Industries, Inc.	42,721	4,537
Cheil Worldwide, Inc.	270,195	3,571
GS Engineering & Construction Corp.	31,352	3,287
Hana Financial Group, Inc.	58,530	2,532
Hynix Semiconductor, Inc.	259,260	7,398

	Shares	Value (000)
Hyundai Engineering & Construction Co., Ltd.	50,914	$3,676
Hyundai Heavy Industries Co., Ltd.	9,674	4,568
Hyundai Mobis	21,261	6,348
Hyundai Motor Co.	62,957	11,651
Hyundai Steel Co.	38,182	4,873
KB Financial Group, Inc.	166,773	8,742
Korean Air Lines Co., Ltd.	60,669	3,639
LG Chem Ltd.	25,953	10,883
LG Display Co., Ltd.	97,120	3,046
NCSoft Corp.	6,966	1,591
NHN Corp. (a)	25,270	4,411
OCI Co., Ltd.	16,843	7,585
S-Oil Corp.	22,841	3,165
Samsung C&T Corp.	8,917	584
Samsung Electronics Co., Ltd.	28,913	24,565
Samsung Electronics Co., Ltd. (Preference)	6,411	3,653
Samsung Fire & Marine Insurance Co., Ltd. (a)	30,429	6,727
Shinhan Financial Group Co., Ltd.	236,498	10,747
Shinsegae Co., Ltd.	8,047	1,915
SK Innovation Co., Ltd.	36,036	6,931
SSCP Co., Ltd.	159,320	519
Woongjin Coway Co., Ltd.	165,952	5,726
		159,306
Lebanon (0.6%)
Banque Audi sal- Audi Saradar Group GDR	479,867	3,553
BLOM Bank SAL GDR	372,133	3,560
		7,113
Malaysia (1.6%)
Axiata Group Bhd (a)	8,104,600	12,818
Sime Darby Bhd	1,612,600	4,914
		17,732
Mexico (5.8%)
America Movil SAB de CV, Class L ADR	459,349	26,688
Desarrolladora Homex SAB de CV ADR (a)(b)	106,520	2,903
Empresas ICA SAB de CV (a)	1,174,500	2,672
Fomento Economico Mexicano SAB de CV ADR	177,700	10,431
Grupo Financiero Banorte SAB de CV Series O	1,398,898	6,586
Grupo Mexico SAB de CV Series B	1,720,600	6,452
Wal-Mart de Mexico SAB de CV Series V	2,954,800	8,868
		64,600
Peru (1.4%)
Cia de Minas Buenaventura SA ADR	175,600	7,545
Credicorp Ltd.	72,930	7,653
		15,198
Philippines (2.4%)
Ayala Corp.	615,460	5,457
Metro Pacific Investments Corp.	61,674,000	4,633
Metropolitan Bank & Trust (a)	3,798,257	5,618
Philippine Long Distance Telephone Co.	94,490	5,060

	Shares	Value (000)
SM Investments Corp.	502,480	$6,009
		26,777
Poland (1.7%)
Central European Distribution Corp. (a)(b)	243,049	2,759
Jeronimo Martins SGPS SA	480,119	7,723
Telekomunikacja Polska SA	1,435,208	8,895
		19,377
Qatar (0.5%)
Industries Qatar QSC	138,400	5,215

Russia (6.6%)
Eurasia Drilling Co., Ltd. GDR	133,418	4,536
Federal Hydrogenerating Co., JSC (a)	4,803,416	242
IDGC Holding JSC (a)	27,052,200	4,585
Lukoil OAO ADR	384,197	27,428
Mail.ru Group Ltd. GDR (a)(c)	66,710	1,998
Protek (a)	2,249,482	3,240
Rosneft Oil Co. GDR	1,681,162	15,357
Sberbank of Russian Federation	4,049,507	15,210
		72,596
South Africa (6.9%)
AVI Ltd.	1,763,370	7,817
Clicks Group Ltd.	1,140,100	7,173
Impala Platinum Holdings Ltd.	7,000	203
Imperial Holdings Ltd.	232,300	3,921
MTN Group Ltd.	756,366	15,269
Naspers Ltd., Class N	304,346	16,376
Pick n Pay Stores Ltd. (b)	1,434,744	9,760
SABMiller PLC	430,783	15,450
		75,969
Taiwan (6.6%)
Acer, Inc.	805,541	1,644
Asustek Computer, Inc.	624,600	5,406
AU Optronics Corp. (a)	2,769,990	2,421
Chimei Innolux Corp. (a)	3,984,000	4,085
China Steel Corp.	3,532,828	4,223
Formosa Plastics Corp.	1,898,000	6,680
Fubon Financial Holding Co., Ltd.	3,821,415	5,075
Hon Hai Precision Industry Co., Ltd.	2,934,712	10,279
HTC Corp.	255,693	9,999
Kinsus Interconnect Technology Corp.	136,000	420
Nan Ya Plastics Corp.	819,000	2,415
Taiwan Semiconductor Manufacturing Co., Ltd.	5,884,242	14,127
Uni-President Enterprises Corp.	4,803,200	6,582
		73,356
Thailand (2.9%)
Kasikornbank PCL (Foreign)	628,500	2,733
Kasikornbank PCL NVDR	1,683,300	7,068
PTT PCL NVDR	641,600	7,509
Siam Cement PCL NVDR	712,000	8,263

		Shares	Value (000)
Total Access Communication PCL NVDR		3,873,200	$6,147
			31,720
Turkey (2.6%)
Anadolu Efes Biracilik Ve Malt Sanayii AS		698,748	9,888
Coca-Cola Icecek AS		307,298	3,851
TAV Havalimanlari Holding AS (a)		1,353,716	6,453
Turk Telekomunikasyon AS		1,799,510	9,044
			29,236
United States (1.0%)
Mead Johnson Nutrition Co.		196,639	11,391
Total Common Stocks (Cost $875,864)			1,078,182

Investment Company (0.5%)
India (0.5%)
Morgan Stanley Growth Fund (a)(d) (Cost $708)		3,926,900	5,524

		Face Amount (000)
Corporate Bond (0.0%)
India (0.0%)
Dr. Reddy’s Laboratories Ltd.	INR	5,434	121
9.25%, 3/24/14 (e) (Cost $—)

		Shares
Short-Term Investments (3.8%)
Securities held as Collateral on Loaned Securities (1.1%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d)		10,524,683	10,525

		Face Amount (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (0.05%, dated 3/31/11, due 4/1/11; proceeds $552; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill 0.00% due 9/29/11; U.S. Treasury Note 4.25% due 9/30/12; valued at $563)	$552		552
Nomura Holdings, Inc., (0.24%, dated 3/31/11, due 4/1/11; proceeds $1,064; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 5.00% due 5/1/40; valued at $1,086)		1,064	1,064
			1,616
Total Securities held as Collateral on Loaned Securities (Cost $12,141)			12,141

	Shares	Value (000)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $29,896)	29,895,996	$29,896
Total Short-Term Investments (Cost $42,037)		42,037
Total Investments (101.7%) (Cost $918,609) Including $12,594 of Securities Loaned +		1,125,864
Liabilities in Excess of Other Assets (-1.7%)		(18,890)
Net Assets (100.0%)		$1,106,974

(a)                                                     Non-income producing security.

(b)                                                    The value of loaned securities and related collateral outstanding at March 31, 2011 were approximately $12,594,000 and $13,107,000, respectively. The Portfolio received cash collateral of approximately $12,141,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $966,000 was received in the form of U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)                                                     144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                                    The Portfolio invests in the Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Morgan Stanley Growth Fund with respect to assets invested by the Portfolio in the Morgan Stanley Growth Fund. The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(e)                                                     Security has been deemed illiquid at March 31, 2011.

+                                                            At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $918,609,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $207,255,000 of which approximately $237,346,000 related to appreciated securities and approximately $30,091,000 related to depreciated securities.

ADR                                        American Depositary Receipt

GDR                                          Global Depositary Receipt

NVDR                                 Non-Voting Depositary Receipt

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
UBS AG	USD	47,330	$47,330	4/1/11	ZAR	321,830	$47,572	$242
UBS AG	ZAR	321,830	47,573	4/1/11	USD	45,961	45,961	(1,612)
			$94,903				$93,533	$(1,370)

INR	–	Indian Rupee
USD	–	United States Dollar
ZAR	–	South African Rand

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$3,639	$—	$—	$3,639
Auto Components	6,348	—	—	6,348
Automobiles	29,801	—	—	29,801
Beverages	53,553	—	—	53,553
Capital Markets	2,106	—	—	2,106
Chemicals	36,627	—	—	36,627
Commercial Banks	149,708	21,197	—	170,905
Communications Equipment	9,999	—	—	9,999
Computers & Peripherals	7,050	—	—	7,050
Construction & Engineering	17,922	—	—	17,922
Construction Materials	12,531	—	—	12,531
Distributors	3,921	—	—	3,921
Diversified Financial Services	25,136	—	—	25,136
Diversified Telecommunication Services	44,951	—	—	44,951
Electric Utilities	15,879	242	—	16,121
Electrical Equipment	3,274	—	—	3,274
Electronic Equipment, Instruments & Components	19,831	—	—	19,831
Energy Equipment & Services	10,075	—	—	10,075
Food & Staples Retailing	28,266	—	—	28,266
Food Products	50,432	—	—	50,432
Gas Utilities	6,332	—	—	6,332
Health Care Providers & Services	—	3,240	—	3,240
Household Durables	18,885	—	—	18,885
Household Products	3,593	—	—	3,593
Independent Power Producers & Energy Traders	10,924	—	—	10,924
Industrial Conglomerates	16,724	—	—	16,724
Information Technology Services	23,618	—	—	23,618
Insurance	26,645	—	—	26,645
Internet Software & Services	19,881	—	—	19,881
Machinery	4,568	—	—	4,568
Marine	3,217	—	—	3,217
Media	21,863	—	—	21,863
Metals & Mining	52,389	—	—	52,389
Multiline Retail	7,173	—	—	7,173
Oil, Gas & Consumable Fuels	114,893	—	—	114,893
Personal Products	6,119	—	—	6,119
Pharmaceuticals	18,758	—	—	18,758
Real Estate Management & Development	5,500	—	—	5,500
Semiconductors & Semiconductor Equipment	52,996	—	—	52,996
Software	1,591	—	—	1,591
Specialty Retail	6,227	—	—	6,227
Tobacco	4,020	—	—	4,020
Trading Companies & Distributors	584	—	—	584
Transportation Infrastructure	6,453	—	—	6,453
Wireless Telecommunication Services	89,501	—	—	89,501
Total Common Stocks	1,053,503	24,679	—	1,078,182
Investment Company	5,524	—	—	5,524

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Corporate Bond	—	121	—	121
Short-Term Investments
Investment Company	40,421	—	—	40,421
Repurchase Agreements	—	1,616	—	1,616
Total Short-Term Investments	40,421	1,616	—	42,037
Foreign Currency Exchange Contracts	—	242	—	242
Total Assets	1,099,448	26,658	—	1,126,106
Liabilities:
Foreign Currency Exchange Contracts	—	(1,612)	—	(1,612)
Total	$1,099,448	$25,046	$—	$1,124,494

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (97.5%)
Finland (2.5%)
Kone Oyj, Class B	42,050	$2,419

France (2.1%)
Legrand SA	50,203	2,089

Italy (1.8%)
Davide Campari-Milano SpA	256,069	1,732

Japan (2.6%)
Kao Corp.	101,800	2,539

Sweden (4.8%)
Swedish Match AB	142,805	4,749

Switzerland (10.1%)
Nestle SA (Registered)	131,753	7,552
Novartis AG (Registered)	42,208	2,290
		9,842
United Kingdom (29.5%)
Admiral Group PLC	106,367	2,652
British American Tobacco PLC	211,314	8,481
Experian PLC	64,342	797
Imperial Tobacco Group PLC	205,613	6,356
Reckitt Benckiser Group PLC	116,357	5,977
Unilever PLC	151,136	4,607
		28,870
United States (44.1%)
Accenture PLC, Class A	89,555	4,923
Brown-Forman Corp., Class B	6,563	448
Dr. Pepper Snapple Group, Inc.	157,315	5,846
Herbalife Ltd.	24,722	2,011
Kellogg Co.	84,175	4,544
Mead Johnson Nutrition Co.	42,606	2,468
Microsoft Corp.	165,204	4,190
Moody’s Corp.	69,338	2,351
Philip Morris International, Inc.	71,223	4,674
Procter & Gamble Co. (The)	71,616	4,412
Sara Lee Corp.	58,030	1,025
Scotts Miracle-Gro Co. (The), Class A	43,123	2,495
Visa, Inc., Class A	50,277	3,701
		43,088
Total Common Stocks (Cost $76,998)		95,328

Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (a) (Cost $1,541)	1,540,901	1,541

Value (000)
Total Investments (99.1%) (Cost $78,539) +	$96,869
Other Assets in Excess of Liabilities (0.9%)	860
Net Assets (100.0%)	$97,729

(a)                                  The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+                                         At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $78,539,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $18,330,000 of which $18,736,000 related to appreciated securities and $406,000 related to depreciated securities.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$8,026	$—	$—	$8,026
Chemicals	2,495	—	—	2,495
Diversified Financial Services	2,351	—	—	2,351
Electrical Equipment	2,089	—	—	2,089
Food Products	20,196	—	—	20,196
Household Products	10,389	—	—	10,389
Information Technology Services	8,624	—	—	8,624
Insurance	2,652	—	—	2,652
Machinery	2,419	—	—	2,419
Personal Products	4,550	—	—	4,550
Pharmaceuticals	2,290	—	—	2,290
Professional Services	797	—	—	797
Software	4,190	—	—	4,190
Tobacco	24,260	—	—	24,260
Total Common Stocks	95,328	—	—	95,328
Short-Term Investment - Investment Company	1,541	—	—	1,541
Total Assets	$96,869	$—	$—	$96,869

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (97.5%)
Australia (8.0%)
CFS Retail Property Trust REIT	315,096	$600
Commonwealth Property Office Fund REIT	309,238	275
Dexus Property Group REIT	277,150	244
Goodman Group REIT	222,213	157
GPT Group REIT	222,477	723
Mirvac Group REIT	279,958	360
Stockland REIT	310,243	1,190
Westfield Group REIT	308,226	2,978
Westfield Retail Trust REIT	396,313	1,074
		7,601
Austria (0.1%)
Atrium European Real Estate Ltd.	8,782	55
Conwert Immobilien Invest SE	2,093	35
		90
Belgium (0.2%)
Befimmo SCA Sicafi REIT	1,738	152

Brazil (0.5%)
BR Malls Participacoes SA	21,360	223
BR Properties SA	26,300	276
		499
Canada (2.0%)
Boardwalk REIT	9,370	465
Extendicare REIT	19,710	258
RioCan REIT	43,630	1,146
		1,869
China (4.6%)
Agile Property Holdings Ltd. (a)	114,000	179
China Overseas Land & Investment Ltd. (a)	876,080	1,782
China Resources Land Ltd. (a)	741,000	1,387
Guangzhou R&F Properties Co., Ltd., Class H (a)	503,100	749
KWG Property Holding Ltd. (a)	121,000	98
Shimao Property Holdings Ltd. (a)	126,500	179
		4,374
Finland (0.2%)
Citycon Oyj	35,850	164
Sponda Oyj	11,679	66
		230
France (4.6%)
Fonciere Des Regions REIT	1,927	205
Gecina SA REIT	1,206	166
ICADE REIT	3,804	470
Klepierre REIT	15,836	643
Mercialys SA REIT	4,516	180
Societe de la Tour Eiffel REIT	855	79
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	1,194	167

	Shares	Value (000)
Unibail-Rodamco SE REIT	11,207	$2,428
		4,338
Germany (0.6%)
Alstria Office AG REIT	25,946	361
Deutsche Euroshop AG	4,818	184
		545
Hong Kong (16.7%)
Hang Lung Properties Ltd.	315,000	1,379
Henderson Land Development Co., Ltd.	166,265	1,152
Hongkong Land Holdings Ltd.	434,500	3,042
Hysan Development Co., Ltd.	218,587	899
Kerry Properties Ltd.	266,199	1,331
New World Development Co., Ltd.	129,000	228
Sino Land Co., Ltd.	118,951	211
Sun Hung Kai Properties Ltd.	345,154	5,467
Wharf Holdings Ltd.	310,816	2,144
		15,853
Italy (0.4%)
Beni Stabili SpA	359,700	374

Japan (8.9%)
Japan Real Estate Investment Corp. REIT	52	492
Japan Retail Fund Investment Corp. REIT	47	74
Mitsubishi Estate Co., Ltd.	184,000	3,112
Mitsui Fudosan Co., Ltd.	149,000	2,460
Nippon Building Fund, Inc. REIT	61	594
NTT Urban Development Corp.	103	86
Sumitomo Realty & Development Co., Ltd.	84,000	1,680
		8,498
Malta (0.0%)
BGP Holdings PLC (b)(c)	5,886,464	—

Netherlands (1.5%)
Corio N.V. REIT	9,827	687
Eurocommercial Properties N.V. CVA REIT	9,921	492
ProLogis European Properties (c)	14,169	100
Vastned Retail N.V. REIT	618	45
Wereldhave N.V. REIT	1,318	141
		1,465
Singapore (2.9%)
CapitaCommercial Trust REIT	89,000	98
CapitaLand Ltd.	454,000	1,189
CapitaMall Trust REIT	102,000	152
CapitaMalls Asia Ltd.	96,000	136
City Developments Ltd.	54,000	493
Keppel Land Ltd.	159,110	567
Suntec REIT	101,000	123
		2,758

	Shares	Value (000)
Sweden (0.5%)
Atrium Ljungberg AB, Class B	5,341	$73
Castellum AB	4,038	59
Hufvudstaden AB, Class A	31,058	370
		502
Switzerland (1.1%)
PSP Swiss Property AG (Registered) (c)	9,922	817
Swiss Prime Site AG (Registered) (c)	2,495	197
		1,014
United Kingdom (7.6%)
Big Yellow Group PLC REIT	59,308	315
British Land Co. PLC REIT	107,696	954
Capital & Counties Properties PLC	45,665	123
Capital & Regional PLC (c)	239,687	150
Capital Shopping Centres Group PLC REIT	77,268	475
Derwent London PLC REIT	14,328	378
Development Securities PLC	30,566	109
Grainger PLC	179,122	308
Great Portland Estates PLC REIT	27,214	168
Hammerson PLC REIT	125,918	903
Land Securities Group PLC REIT	101,981	1,200
LXB Retail Properties PLC (c)	139,119	246
Metric Property Investments PLC REIT (c)	58,877	103
Minerva PLC (c)	85,506	127
Quintain Estates & Development PLC (c)	223,786	158
Safestore Holdings PLC	130,419	320
Segro PLC REIT	73,406	379
Shaftesbury PLC REIT	15,274	116
ST Modwen Properties PLC	89,454	258
Unite Group PLC (c)	109,622	380
		7,170
United States (37.1%)
Acadia Realty Trust REIT	19,481	369
AMB Property Corp. REIT	14,299	514
American Campus Communities, Inc. REIT	2,130	70
Apartment Investment & Management Co., Class A REIT	4,210	107
Ashford Hospitality Trust, Inc. REIT	17,870	197
Assisted Living Concepts, Inc., Class A (c)	12,030	471
AvalonBay Communities, Inc. REIT	10,733	1,289
BioMed Realty Trust, Inc. REIT	4,745	90
Boston Properties, Inc. REIT	16,130	1,530
BRE Properties, Inc. REIT	1,500	71
Brookfield Properties Corp.	62,731	1,112
Camden Property Trust REIT	14,825	842
Capital Senior Living Corp. (c)	29,550	314
CommonWealth REIT	7,435	193
Coresite Realty Corp.	10,670	169
Cousins Properties, Inc. REIT	58,506	488
CreXus Investment Corp. REIT	15,710	179
DCT Industrial Trust, Inc. REIT	43,570	242
Digital Realty Trust, Inc. REIT	7,190	418
Douglas Emmett, Inc. REIT	8,350	156
Equity Lifestyle Properties, Inc. REIT	11,115	641

	Shares	Value (000)
Equity Residential REIT	54,469	$3,073
Federal Realty Investment Trust REIT	5,251	428
Forest City Enterprises, Inc., Class A (c)	63,187	1,190
General Growth Properties, Inc. REIT (c)	88,676	1,373
HCP, Inc. REIT	42,554	1,614
Healthcare Realty Trust, Inc. REIT	40,117	911
Host Hotels & Resorts, Inc. REIT	129,289	2,277
Hudson Pacific Properties, Inc. REIT	9,150	134
Kite Realty Group Trust REIT	20,110	107
Lexington Realty Trust REIT	3,730	35
Liberty Property Trust REIT	2,755	91
LTC Properties, Inc. REIT	3,160	89
Macerich Co. (The) REIT	2,931	145
Mack-Cali Realty Corp. REIT	23,547	798
Nationwide Health Properties, Inc. REIT	880	37
Parkway Properties, Inc. REIT	2,108	36
Post Properties, Inc. REIT	3,179	125
PS Business Parks, Inc. REIT	3,318	192
Public Storage REIT	12,466	1,383
Regency Centers Corp. REIT	39,028	1,697
Retail Opportunity Investments Corp.	26,956	295
Senior Housing Properties Trust REIT	32,674	753
Simon Property Group, Inc. REIT	38,061	4,079
Sovran Self Storage, Inc. REIT	4,150	164
Starwood Hotels & Resorts Worldwide, Inc.	34,458	2,003
Starwood Property Trust, Inc. REIT	22,270	497
Taubman Centers, Inc. REIT	675	36
Ventas, Inc. REIT	4,623	251
Vornado Realty Trust REIT	20,649	1,807
Winthrop Realty Trust REIT	8,500	104
		35,186
Total Common Stocks (Cost $72,441)		92,518

Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $1,978)	1,977,718	1,978
Total Investments (99.6%) (Cost $74,419) +		94,496
Other Assets in Excess of Liabilities (0.4%)		376
Net Assets (100.0%)		$94,872

(a)	Security trades on the Hong Kong exchange.
(b)

At March 31, 2011, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. The security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Non-income producing security.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $74,419,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $20,077,000 of which approximately $20,588,000 related to appreciated securities and approximately $511,000 related to depreciated securities.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Diversified	$36,378	$—	$—		$36,378
Health Care	4,698	—	—		4,698
Industrial	1,392	—	—		1,392
Industrial/Office	338	—	—		338
Lodging/Resorts	4,477	—	—		4,477
Office	11,620	—	—		11,620
Residential	10,374	—	—		10,374
Retail	19,416	—	—		19,416
Self Storage	2,182	—	—		2,182
Specialty	1,643	—	—	†	1,643
Total Common Stocks	92,518	—	—	†	92,518
Short-Term Investment - Investment Company	1,978	—	—		1,978
Total Assets	$94,496	$—	$—	†	$94,496

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Balance as of 12/31/10	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/11	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$—

†      Includes one or more securities which are valued at zero.

The Universal Institutional Funds, Inc.

Global Tactical Asset Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (30.0%)
Agency Fixed Rate Mortgages (3.0%)
United States (3.0%)
Federal Home Loan Mortgage Corp.,
April TBA:
4.00%, 4/25/26 (a)		$100	$103
Federal National Mortgage Association,
April TBA:
4.50%, 4/25/41 (a)		200	203
Conventional Pools:
5.00%, 9/1/40		237	248
5.50%, 5/1/39		317	340
6.00%, 1/1/38		331	361
6.50%, 8/1/38		145	162
May TBA:
5.00%, 5/25/41 (a)		155	162
Government National Mortgage Association,
April TBA:
4.00%, 4/25/41 (a)		400	400
Various Pools:
4.50%, 6/15/39 — 8/15/39		434	449
			2,428
Commercial Mortgage Backed Securities (0.1%)
United States (0.1%)
JP Morgan Chase Commercial Mortgage Securities Corp.,
6.10%, 2/12/51 (b)		50	51

Corporate Bonds (9.4%)
Australia (0.6%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	50	71
Commonwealth Bank of Australia,
5.00%, 3/19/20 (c)(d)		$65	67
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		35	35
Macquarie Group Ltd.,
6.00%, 1/14/20 (c)(d)		50	50
National Australia Bank Ltd.,
3.50%, 1/23/15	EUR	50	71
4.00%, 7/13/20		50	68
Santos Finance Ltd.,
8.25%, 9/22/70 (b)		50	73
Westpac Banking Corp.,
3.00%, 12/9/15 (d)		$50	50
			485
Belgium (0.1%)
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, 4/15/20 (d)		50	52

Cayman Islands (0.2%)
Petrobras International Finance Co.,
5.75%, 1/20/20		50	52

	Face Amount (000)		Value (000)
Vale Overseas Ltd.,
5.63%, 9/15/19 (d)	$85		$89
			141
France (0.5%)
BNP Paribas,
5.43%, 9/7/17	EUR	50	74
Cie Generale des Etablissements Michelin,
Zero Coupon, 1/1/17	52		84
Credit Agricole SA,
5.88%, 6/11/19	50		75
Crown European Holdings SA,
7.13%, 8/15/18	50		74
Lafarge SA,
5.50%, 12/16/19	50		70
			377
Germany (0.5%)
Daimler Finance North America LLC,
8.50%, 1/18/31 (d)	$75		101
Deutsche Bank AG,
5.00%, 6/24/20	EUR	50	69
HeidelbergCement Finance BV,
8.00%, 1/31/17	50		79
Kreditanstalt fuer Wiederaufbau,
1.50%, 7/30/14	100		160
			409
Ireland (0.2%)
Ardagh Glass Finance PLC,
8.75%, 2/1/20	50		74
Smurfit Kappa Acquisitions,
7.25%, 11/15/17	50		73
			147
Italy (0.7%)
Enel Finance International N.V.,
5.13%, 10/7/19 (c)	$100		101
Finmeccanica Finance SA,
8.13%, 12/3/13	EUR	50	79
Intesa Sanpaolo SpA,
6.50%, 2/24/21 (c)	$100		105
Italcementi Finance SA,
5.38%, 3/19/20	EUR	50	67
Telecom Italia Finance SA,
7.75%, 1/24/33	30		46
UniCredit SpA,
4.38%, 2/10/14	50		72
5.75%, 9/26/17	50		70
			540
Luxembourg (0.3%)
ArcelorMittal,
9.38%, 6/3/16	50		86

	Face Amount (000)		Value (000)
9.85%, 6/1/19	EUR	75	$95
ITW Finance Europe SA,
5.25%, 10/1/14	50		75
			256
Netherlands (0.1%)
Aegon N.V.,
4.63%, 12/1/15 (d)	$50		52
Ziggo Bond Co. BV,
8.00%, 5/15/18	EUR	50	74
			126
Spain (0.3%)
Gas Natural Capital Markets SA,
4.13%, 1/26/18	50		66
Santander US Debt SA Unipersonal,
3.78%, 10/7/15 (c)(d)	$100		97
Telefonica Emisiones SAU,
3.66%, 9/18/17	EUR	50	67
			230
Switzerland (0.2%)
Credit Suisse,
4.75%, 8/5/19	75		108
UBS AG,
6.00%, 4/18/18	65		102
			210
United Kingdom (1.4%)
Abbey National Treasury Services PLC,
3.63%, 10/14/16	100		136
Barclays Bank PLC,
6.00%, 1/23/18 — 1/14/21	100		141
BAT International Finance PLC,
5.38%, 6/29/17	50		76
HSBC Holdings PLC,
4.50%, 4/30/14	50		73
6.25%, 3/19/18	50		76
Imperial Tobacco Finance PLC,
4.38%, 11/22/13	50		73
Lloyds TSB Bank PLC,
6.38%, 6/17/16 — 1/21/21	$120		155
Mondi Finance PLC,
5.75%, 4/3/17	EUR	50	73
National Grid Gas PLC,
5.13%, 5/14/13	50		74
Nationwide Building Society,
6.25%, 2/25/20 (c)	$100		104
Royal Bank of Scotland PLC (The),
4.88%, 1/20/17	EUR	75	104
Standard Chartered PLC,
5.75%, 4/30/14	50		76
			1,161

		Face Amount (000)	Value (000)
United States (4.3%)
Agilent Technologies, Inc.,
5.50%, 9/14/15		$30	$33
Altria Group, Inc.,
9.25%, 8/6/19		75	98
American International Group, Inc.,
6.40%, 12/15/20 (d)		25	27
ARAMARK Corp.,
8.50%, 2/1/15 (d)		125	131
BA Covered Bond Issuer,
4.13%, 4/5/12	EUR	100	144
Bank of America Corp.,
5.65%, 5/1/18 (d)		$90	94
Boston Scientific Corp.,
6.00%, 1/15/20		50	52
Capital One Financial Corp.,
6.75%, 9/15/17		70	81
CBS Corp.,
5.75%, 4/15/20 (d)		35	37
CEDC Finance Corp. International, Inc.,
8.88%, 12/1/16	EUR	50	64
Celgene Corp.,
3.95%, 10/15/20		$100	94
Citigroup, Inc.,
8.50%, 5/22/19 (e)		75	93
Constellation Brands, Inc.,
7.25%, 5/15/17 (d)		120	131
CVS Pass-Through Trust,
6.04%, 12/10/28		67	69
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
4.60%, 2/15/21		100	98
Ford Motor Credit Co. LLC,
6.63%, 8/15/17 (d)		120	128
Frontier Communications Corp.,
8.50%, 4/15/20 (d)		115	125
General Electric Capital Corp.,
5.30%, 2/11/21 (d)		40	41
6.00%, 8/7/19		125	137
Genworth Financial, Inc.,
7.20%, 2/15/21 (d)		50	50
Georgia-Pacific LLC,
7.75%, 11/15/29		30	33
8.88%, 5/15/31		30	36
Gilead Sciences, Inc.,
1.00%, 5/1/14 (c)(d)		73	82
Goldman Sachs Group, Inc. (The),
4.38%, 3/16/17	EUR	50	69
6.75%, 10/1/37		$100	101
Home Depot, Inc.,
5.40%, 9/15/40 (d)		100	93
Jefferies Group, Inc.,
3.88%, 11/9/15 (d)		35	35
JPMorgan Chase & Co.,
4.25%, 10/15/20		100	96
L-3 Communications Corp.,
4.75%, 7/15/20 (d)		80	80

	Face Amount (000)		Value (000)
Marathon Petroleum Corp.,
5.13%, 3/1/21 (c)	$35		$35
Medco Health Solutions, Inc.,
7.13%, 3/15/18	40		47
Merrill Lynch & Co., Inc.,
6.75%, 5/21/13	EUR	50	75
Microsoft Corp.,
Zero Coupon, 6/15/13 (c)(d)	$101		106
NASDAQ OMX Group, Inc. (The),
5.55%, 1/15/20	100		98
NBC Universal Media LLC,
4.38%, 4/1/21 (c)	100		96
Pfizer, Inc.,
4.75%, 6/3/16	EUR	50	75
Quest Diagnostics, Inc.,
4.70%, 4/1/21	$50		50
6.95%, 7/1/37	30		33
SLM Corp.,
6.25%, 1/25/16	65		68
SUPERVALU, Inc.,
8.00%, 5/1/16 (d)	130		131
Thermo Fisher Scientific, Inc.,
4.50%, 3/1/21	40		41
Verizon Communications, Inc.,
7.35%, 4/1/39 (d)	85		99
Weatherford International Ltd. Bermuda,
5.13%, 9/15/20	100		99
Wells Fargo Bank NA,
6.00%, 5/23/13	EUR	50	76
			3,481
			7,615
Mortgages - Other (0.2%)
United States (0.2%)
Greenwich Capital Commercial Funding Corp.,
5.87%, 12/10/49 (b)	$85		84
LB-UBS Commercial Mortgage Trust,
6.37%, 9/15/45 (b)	75		76
			160
Sovereign (11.6%)
Australia (0.3%)
Queensland Treasury Corp.,
6.00%, 10/14/15	AUD	250	265

Canada (0.7%)
Canadian Government Bond,
4.25%, 6/1/18	CAD	400	444
Province of Ontario Canada,
4.00%, 12/3/19	EUR	85	122
			566

	Face Amount (000)		Value (000)
Denmark (0.1%)
Denmark Government Bond,
4.00%, 11/15/17	DKK	485	$97

France (0.3%)
France Government Bond OAT,
5.50%, 4/25/29	EUR	135	225

Germany (2.1%)
Bundesrepublik Deutschland,
4.25%, 7/4/18 — 7/4/39	430		655
4.75%, 7/4/34	315		504
Bundesschatzanweisungen,
1.00%, 12/14/12	400		560
			1,719
Hungary (0.2%)
Hungary Government International Bond,
5.75%, 6/11/18	85		119

Italy (1.6%)
Italy Buoni Poliennali Del Tesoro,
2.50%, 7/1/12	360		512
3.50%, 6/1/14	275		391
4.50%, 8/1/18	170		243
5.00%, 8/1/39	85		111
			1,257
Japan (2.9%)
Government of Japan,
1.70%, 6/20/33	JPY	70,000	784
Japan Government Ten Year Bond,
1.30%, 12/20/13 — 12/20/14	115,000		1,426
1.40%, 6/20/19	8,000		99
1.90%, 6/20/16	5,000		64
			2,373
Mexico (0.5%)
Mexican Bonos,
10.00%, 12/5/24	MXN	3,600	358

Netherlands (1.1%)
Netherlands Government Bond,
3.75%, 7/15/14	EUR	600	888

Poland (0.4%)
Republic of Poland,
6.25%, 10/24/15	PLN	975	351

South Africa (0.3%)
Republic of South Africa,
7.25%, 1/15/20	ZAR	1,850	251

		Face Amount (000)	Value (000)
United Kingdom (1.1%)
United Kingdom Gilt,
4.25%, 6/7/32	GBP	365	$579
5.00%, 3/7/18		180	322
			901
Total Sovereign (Cost $9,590)			9,370

U.S. Treasury Securities (5.7%)
United States (5.7%)
U.S. Treasury Bonds,
3.50%, 2/15/39	$550		461
6.88%, 8/15/25 (d)		300	395
U.S. Treasury Notes,
2.38%, 10/31/14 (d)		1,360	1,398
2.75%, 11/30/16 (d)		1,200	1,217
3.50%, 2/15/18 (d)		1,100	1,146
			4,617
Total Fixed Income Securities (Cost $24,836)			24,241

	Shares
Common Stocks (55.1%)
Australia (2.2%)
AGL Energy Ltd.	903	13
Alumina Ltd.	9,345	24
Amcor Ltd.	2,905	21
AMP Ltd. (d)	7,496	42
ASX Ltd.	521	19
Australia & New Zealand Banking Group Ltd.	5,242	129
BHP Billiton Ltd.	6,142	296
Brambles Ltd.	3,176	23
Coca-Cola Amatil Ltd.	560	7
Commonwealth Bank of Australia	2,661	144
CSL Ltd.	1,047	39
Fortescue Metals Group Ltd.	3,024	20
Foster’s Group Ltd.	5,107	30
GPT Group REIT	7,895	26
Incitec Pivot Ltd.	4,364	20
Insurance Australia Group Ltd.	5,277	20
Leighton Holdings Ltd. (d)	433	13
Macquarie Group Ltd.	781	30
National Australia Bank Ltd.	3,806	102
Newcrest Mining Ltd.	1,373	57
Orica Ltd.	1,136	31
Origin Energy Ltd.	2,092	35
QBE Insurance Group Ltd.	3,308	60
Rio Tinto Ltd.	827	72
Santos Ltd.	1,902	31
Stockland REIT	8,454	32
Suncorp Group Ltd.	3,090	27
TABCORP Holdings Ltd.	378	3
Telstra Corp. Ltd.	7,625	22
Transurban Group	3,556	20

	Shares	Value (000)
Wesfarmers Ltd.	2,120	$69
Westfield Group REIT	4,870	47
Westfield Retail Trust REIT	4,870	13
Westpac Banking Corp.	5,241	132
Woodside Petroleum Ltd.	1,157	56
Woolworths Ltd.	2,227	62
		1,787
Austria (0.1%)
Erste Group Bank AG	433	22
Immofinanz AG (f)	955	4
Verbund AG	128	6
Voestalpine AG	270	13
		45
Belgium (0.2%)
Ageas	3,749	11
Anheuser-Busch InBev N.V.	2,251	128
Colruyt SA	121	6
Groupe Bruxelles Lambert SA	202	19
KBC Groep N.V. (f)	151	6
Solvay SA	98	11
Umicore SA	216	11
		192
Brazil (0.5%)
Banco Bradesco SA (Preference)	1,359	28
Banco do Brasil SA	500	9
Banco Santander Brasil SA	600	7
BM&F Bovespa SA	1,300	9
Bradespar SA (Preference)	268	7
BRF - Brasil Foods SA	500	9
CCR SA	200	6
Centrais Eletricas Brasileiras SA (Preference)	839	16
Cia de Bebidas das Americas (Preference)	1,100	31
Cia Energetica de Minas Gerais (Preference)	352	7
Cia Siderurgica Nacional SA	400	6
Cielo SA	500	4
Embraer SA	500	4
Gerdau SA (Preference)	394	5
Investimentos Itau SA (Preference)	2,139	17
Itau Unibanco Holding SA (Preference)	1,788	42
Metalurgica Gerdau SA (Preference)	177	3
Natura Cosmeticos SA	200	6
OGX Petroleo e Gas Participacoes SA (f)	900	11
PDG Realty SA Empreendimentos e Participacoes	700	4
Petroleo Brasileiro SA	2,200	44
Petroleo Brasileiro SA (Preference)	3,103	54
Redecard SA	200	3
Ultrapar Participacoes SA (Preference)	400	7
Usinas Siderurgicas de Minas Gerais SA (Preference)	184	2
Vale SA	1,000	33
Vale SA (Preference)	1,455	42
Vivo Participacoes SA (Preference)	147	6
		422

	Shares	Value (000)
Canada (2.9%)
Agnico-Eagle Mines Ltd.	400	$27
Agrium, Inc.	400	37
Bank of Montreal (d)	1,100	72
Bank of Nova Scotia (d)	1,600	98
Barrick Gold Corp.	2,100	109
BCE, Inc. (d)	2,000	73
Brookfield Asset Management, Inc., Class A	1,400	46
Cameco Corp. (d)	1,000	30
Canadian Imperial Bank of Commerce (d)	900	78
Canadian National Railway Co.	1,000	75
Canadian Natural Resources Ltd. (d)	2,000	99
Canadian Pacific Railway Ltd.	400	26
Cenovus Energy, Inc.	1,600	63
Crescent Point Energy Corp. (d)	600	29
Eldorado Gold Corp.	1,200	20
Enbridge, Inc. (d)	900	55
EnCana Corp. (d)	1,800	62
Goldcorp, Inc. (d)	1,600	80
Imperial Oil Ltd.	200	10
Kinross Gold Corp. (d)	2,400	38
Magna International, Inc. (d)	600	29
Manulife Financial Corp. (d)	5,800	103
National Bank of Canada	300	24
Nexen, Inc.	1,500	37
Penn West Petroleum Ltd. (d)	900	25
Potash Corp. of Saskatchewan, Inc.	1,800	106
Power Corp. of Canada (d)	1,300	39
Research In Motion Ltd. (f)	1,000	57
Rogers Communications, Inc. (d)	700	25
Royal Bank of Canada (d)	2,300	142
Shoppers Drug Mart Corp. (d)	1,000	41
Silver Wheaton Corp.	700	30
Sun Life Financial, Inc. (d)	1,600	50
Suncor Energy, Inc.	3,100	139
Talisman Energy, Inc.	2,000	49
Teck Resources Ltd.	1,000	53
Thomson Reuters Corp. (d)	900	35
Toronto-Dominion Bank (The) (d)	1,800	159
TransCanada Corp. (d)	1,200	49
Yamana Gold, Inc. (d)	1,700	21
		2,340
Chile (0.0%)
Antofagasta PLC	742	16

China (0.0%)
Wynn Macau Ltd.	5,600	16

Denmark (0.3%)
AP Moller - Maersk A/S	1	9
AP Moller - Maersk A/S Series B	2	19
Danske Bank A/S (f)	684	15
DSV A/S	376	10
Novo Nordisk A/S Series B	1,204	151
Novozymes A/S, Class B	66	10

	Shares	Value (000)
Vestas Wind Systems A/S (f)	387	$17
		231
Finland (0.2%)
Elisa OYJ	277	6
Fortum Oyj (f)	651	22
Kone Oyj, Class B	292	17
Metso Oyj	204	11
Nokia Oyj	5,675	49
Sampo Oyj, Class A	605	19
Stora Enso Oyj, Class R (d)	1,002	12
UPM-Kymmene Oyj (f)	554	12
Wartsila Oyj	291	11
		159
France (2.3%)
Aeroports de Paris (ADP)	55	5
Air Liquide SA	445	59
Alcatel-Lucent (f)	6,226	36
Alstom SA	406	24
ArcelorMittal	1,340	48
AXA SA	2,867	60
BNP Paribas	2,056	150
Bouygues SA	355	17
Cap Gemini SA	333	19
Carrefour SA	744	33
Christian Dior SA	127	18
Cie de St-Gobain	696	43
Cie Generale d’Optique Essilor International SA	303	22
Cie Generale de Geophysique-Veritas (f)	256	9
Cie Generale des Etablissements Michelin Series B	223	19
Credit Agricole SA	2,090	34
Danone	1,624	106
EDF SA	431	18
European Aeronautic Defence and Space Co. N.V. (f)	675	20
Fonciere Des Regions REIT	53	6
France Telecom SA	2,886	65
GDF Suez	1,883	77
Gecina SA REIT	37	5
Groupe Eurotunnel SA	949	10
Klepierre REIT	187	8
L’Oreal SA	475	55
Lafarge SA	345	21
Legrand SA	195	8
LVMH Moet Hennessy Louis Vuitton SA	356	56
Pernod-Ricard SA	629	59
Peugeot SA (f)	386	15
Publicis Groupe SA	312	17
Renault SA (f)	850	47
Safran SA	251	9
Sanofi-Aventis SA	1,602	112
Schneider Electric SA	408	70
SES SA (d)	614	16
Societe Generale	1,348	88
Sodexo	272	20
Technip SA	158	17
Thales SA	156	6

	Shares	Value (000)
Total SA	3,017	$184
Unibail-Rodamco SE REIT	89	19
Vallourec SA	167	19
Veolia Environnement	586	18
Vinci SA	830	52
Vivendi SA	1,701	49
		1,868
Germany (2.1%)
Adidas AG	339	21
Allianz SE (Registered)	816	114
BASF SE	1,444	125
Bayer AG	1,873	145
Bayerische Motoren Werke AG	406	34
Commerzbank AG (f)	871	7
Daimler AG (Registered) (f)	2,151	152
Deutsche Bank AG	1,493	88
Deutsche Boerse AG	295	22
Deutsche Lufthansa (Registered) (f)	480	10
Deutsche Post AG (Registered)	1,164	21
Deutsche Telekom AG (Registered)	4,140	64
E.ON AG	2,957	90
Esprit Holdings Ltd.	3,454	16
Fraport AG Frankfurt Airport Services Worldwide	40	3
Fresenius Medical Care AG & Co. KGaA	357	24
Fresenius SE & Co. KGaA	260	24
HeidelbergCement AG	163	11
Henkel AG & Co. KGaA	306	16
Henkel AG & Co. KGaA (Preference)	360	22
Infineon Technologies AG	2,448	25
K&S AG	236	18
Lanxess AG	139	10
Linde AG	257	41
MAN SE	173	22
Merck KGaA	187	17
Metro AG	199	14
Muenchener Rueckversicherungs AG (Registered)	367	58
Porsche Automobil Holding SE (Preference)	285	19
QIAGEN N.V. (d)(f)	899	18
RWE AG	750	48
Salzgitter AG	82	6
SAP AG	2,124	130
Siemens AG (Registered)	1,417	194
ThyssenKrupp AG	542	22
		1,651
Greece (0.0%)
National Bank of Greece SA (f)	1,384	12

Hong Kong (1.1%)
Bank of East Asia Ltd.	5,600	24
BOC Hong Kong Holdings Ltd.	13,000	42
Cheung Kong Holdings Ltd.	5,000	82
CLP Holdings Ltd.	7,500	61
Hang Lung Group Ltd.	3,000	19
Hang Lung Properties Ltd.	7,000	31
Hang Seng Bank Ltd.	4,700	76

	Shares	Value (000)
Henderson Land Development Co., Ltd.	5,000	$35
Hong Kong & China Gas Co., Ltd.	11,000	26
Hong Kong Exchanges and Clearing Ltd.	3,600	78
Hongkong Electric Holdings Ltd.	5,500	37
Hutchison Whampoa Ltd.	7,000	83
Kerry Properties Ltd.	2,500	12
Li & Fung Ltd.	8,000	41
Link (The) REIT	7,153	22
MTR Corp.	5,500	20
New World Development Co., Ltd.	9,167	16
Sands China Ltd. (f)	8,800	20
Sino Land Co., Ltd.	8,000	14
Sun Hung Kai Properties Ltd.	5,000	79
Swire Pacific Ltd.	2,500	37
Wharf Holdings Ltd.	4,400	30
		885
India (0.0%)
Cairn Energy PLC (f)	2,403	18

Ireland (0.0%)
CRH PLC	832	19

Israel (0.3%)
Teva Pharmaceutical Industries Ltd. ADR	3,853	193

Italy (0.6%)
Assicurazioni Generali SpA	2,726	59
Atlantia SpA	505	12
Banco Popolare SC	4,013	12
Enel Green Power SpA (f)	2,893	8
Enel SpA	12,457	78
ENI S.p.A.	3,404	84
Exor SpA	94	3
Fiat Industrial SpA (f)	998	14
Fiat SpA	1,784	16
Finmeccanica SpA	598	8
Intesa Sanpaolo SpA	18,743	55
Luxottica Group SpA	179	6
Mediobanca SpA	766	8
Saipem SpA	424	23
Snam Rete Gas SpA	2,878	16
Telecom Italia SpA	13,589	21
Terna Rete Elettrica Nazionale SpA	2,573	12
UniCredit SpA	24,310	60
Unione di Banche Italiane SCPA (d)	1,110	9
		504
Japan (5.8%)
Aeon Co., Ltd. (d)	2,600	30
Aisin Seiki Co., Ltd. (d)	400	14
Ajinomoto Co., Inc. (d)	2,000	21
Asahi Breweries Ltd.	900	15
Asahi Glass Co., Ltd.	2,000	25
Asahi Kasei Corp. (d)	5,000	34
Astellas Pharma, Inc. (d)	900	33
Bank of Yokohama Ltd. (The) (d)	8,000	38

	Shares	Value (000)
Bridgestone Corp. (d)	2,100	$44
Canon, Inc.	2,400	104
Central Japan Railway Co.	4	32
Chubu Electric Power Co., Inc. (d)	1,500	33
Chugoku Electric Power Co., Inc. (The) (d)	1,000	18
Dai Nippon Printing Co., Ltd.	1,000	12
Dai-ichi Life Insurance Co. Ltd. (The)	30	45
Daiichi Sankyo Co., Ltd. (d)	1,400	27
Daikin Industries Ltd.	600	18
Daiwa House Industry Co., Ltd.	3,000	37
Daiwa Securities Group, Inc. (d)	8,000	37
Denso Corp.	1,000	33
East Japan Railway Co. (d)	900	50
Eisai Co., Ltd. (d)	800	29
Fanuc Corp. (d)	400	61
Fast Retailing Co., Ltd.	100	12
FUJIFILM Holdings Corp. (d)	1,400	43
Fujitsu Ltd. (d)	6,000	34
Hankyu Hanshin Holdings, Inc. (d)	8,000	37
Hitachi Ltd. (d)	9,000	47
Honda Motor Co., Ltd. (d)	3,500	131
Hoya Corp.	1,200	27
Inpex Corp.	5	38
ITOCHU Corp. (d)	3,800	40
Japan Tobacco, Inc. (d)	11	40
JFE Holdings, Inc. (d)	900	26
JS Group Corp. (d)	1,500	39
JX Holdings, Inc.	7,600	51
Kansai Electric Power Co., Inc. (The) (d)	1,600	35
Kao Corp. (d)	1,000	25
KDDI Corp. (d)	5	31
Keyence Corp. (d)	200	51
Kintetsu Corp. (d)	8,000	26
Kirin Holdings Co., Ltd.	2,000	26
Kobe Steel Ltd. (d)	8,000	21
Komatsu Ltd. (d)	2,900	98
Konica Minolta Holdings, Inc. (d)	1,500	13
Kubota Corp. (d)	4,000	38
Kuraray Co., Ltd. (d)	1,500	19
Kyocera Corp. (d)	400	41
Kyushu Electric Power Co., Inc. (d)	1,100	21
Marubeni Corp.	5,000	36
Mitsubishi Chemical Holdings Corp. (d)	5,000	31
Mitsubishi Corp. (d)	3,200	89
Mitsubishi Electric Corp. (d)	5,000	59
Mitsubishi Estate Co., Ltd.	3,000	51
Mitsubishi Heavy Industries Ltd. (d)	12,000	55
Mitsui & Co., Ltd. (d)	3,900	70
Mitsui Fudosan Co., Ltd.	3,000	50
Mitsui OSK Lines Ltd. (d)	3,000	17
Mizuho Financial Group, Inc. (d)	51,100	85
MS&AD Insurance Group Holdings (d)	1,500	34
Murata Manufacturing Co., Ltd.	600	43
NEC Corp. (f)	11,000	24
NGK Insulators Ltd.	1,000	18
Nidec Corp. (d)	300	26
Nikon Corp.	1,100	23
Nintendo Co., Ltd. (d)	200	54

	Shares	Value (000)
Nippon Building Fund, Inc. REIT	3	$29
Nippon Steel Corp. (d)	12,000	38
Nippon Telegraph & Telephone Corp.	1,300	58
Nippon Yusen KK (d)	3,000	12
Nissan Motor Co., Ltd. (d)	5,300	47
Nitto Denko Corp.	600	32
NKSJ Holdings, Inc. (d)	6,000	39
Nomura Holdings, Inc. (d)	9,400	49
NTT DoCoMo, Inc. (d)	37	65
Odakyu Electric Railway Co. Ltd. (d)	4,000	34
Olympus Corp. (d)	700	19
Omron Corp. (d)	700	20
Oriental Land Co., Ltd. (d)	200	16
ORIX Corp.	300	28
Osaka Gas Co., Ltd. (d)	5,000	20
Panasonic Corp. (d)	3,900	50
Rakuten, Inc. (d)	27	24
Ricoh Co., Ltd. (d)	2,000	23
Rohm Co., Ltd. (d)	400	25
Secom Co., Ltd. (d)	900	42
Sekisui House Ltd.	3,000	28
Seven & I Holdings Co., Ltd.	2,000	51
Sharp Corp. (d)	2,000	20
Shikoku Electric Power Co., Inc. (d)	500	14
Shin-Etsu Chemical Co., Ltd. (d)	1,000	50
Shionogi & Co., Ltd. (d)	1,200	20
Shiseido Co., Ltd. (d)	1,100	19
Shizuoka Bank Ltd. (The) (d)	4,000	33
SMC Corp.	200	33
Softbank Corp. (d)	1,900	76
Sony Corp.	2,300	74
Sumitomo Chemical Co., Ltd. (d)	3,000	15
Sumitomo Corp. (d)	2,600	37
Sumitomo Electric Industries Ltd. (d)	1,700	24
Sumitomo Metal Industries Ltd. (d)	6,000	13
Sumitomo Metal Mining Co., Ltd.	1,000	17
Sumitomo Mitsui Financial Group, Inc. (d)	3,300	103
Sumitomo Realty & Development Co., Ltd.	1,000	20
Sumitomo Trust & Banking Co., Ltd. (The) (d)	6,000	32
Suzuki Motor Corp. (d)	700	16
T&D Holdings, Inc. (d)	850	21
Takeda Pharmaceutical Co., Ltd. (d)	1,500	70
TDK Corp. (d)	400	24
Terumo Corp. (d)	500	26
Tohoku Electric Power Co., Inc. (d)	1,000	17
Tokio Marine Holdings, Inc. (d)	1,900	51
Tokyo Electric Power Co., Inc. (The) (d)	3,400	19
Tokyo Electron Ltd. (d)	500	28
Tokyo Gas Co., Ltd. (d)	7,000	32
Tokyu Corp.	6,000	25
Toray Industries, Inc. (d)	5,000	36
Toshiba Corp. (d)	10,000	49
Toyota Industries Corp. (d)	1,100	33
Toyota Motor Corp. (d)	6,100	246
West Japan Railway Co.	4	15
Yahoo! Japan Corp. (d)	47	17
Yamada Denki Co., Ltd. (d)	340	23

	Shares	Value (000)
Yamato Holdings Co., Ltd. (d)	400	$6
		4,668
Kazakhstan (0.0%)
Kazakhmys PLC	553	12

Netherlands (0.6%)
Akzo Nobel N.V.	388	27
ASML Holding N.V. (f)	662	29
Corio N.V. REIT	115	8
Fugro N.V.	96	8
Heineken N.V.	1,195	65
ING Groep N.V. (f)	6,388	81
Koninklijke Ahold N.V.	1,733	23
Koninklijke KPN N.V.	1,823	31
Koninklijke Philips Electronics N.V. (f)	1,590	51
Koninklijke Vopak N.V.	116	6
TNT N.V.	586	15
Unilever N.V. CVA	4,910	154
		498
Norway (0.2%)
Aker Solutions ASA	246	6
DnB NOR ASA	1,863	28
Norsk Hydro ASA	1,778	14
Orkla ASA	1,208	12
Renewable Energy Corp. ASA (f)	1,171	4
Statoil ASA	2,945	82
Subsea 7 SA	420	11
Telenor ASA	995	16
Yara International ASA	352	18
		191
Poland (0.0%)
Jeronimo Martins SGPS SA	411	7

Portugal (0.1%)
Brisa Auto-Estradas de Portugal SA	296	2
EDP - Energias de Portugal SA	4,041	16
Galp Energia SGPS SA	421	9
Portugal Telecom SGPS SA (Registered)	1,039	12
		39
Spain (0.9%)
Abertis Infraestructuras SA	502	11
ACS Actividades de Construccion y Servicios SA	323	15
Banco Bilbao Vizcaya Argentaria SA (d)	8,639	105
Banco de Sabadell SA (d)	2,278	10
Banco Popular Espanol SA	1,762	10
Banco Santander SA	16,725	194
Criteria Caixacorp SA	1,494	11
Enagas SA	316	7
Ferrovial SA	872	11
Iberdrola Renovables SA	1,743	8
Iberdrola SA	6,299	55
Inditex SA	505	40

	Shares	Value (000)
International Consolidated Airlines Group SA (f)	1,797	$7
Red Electrica Corp. SA	227	13
Repsol YPF SA	3,758	129
Telefonica SA	5,207	130
		756
Sweden (0.8%)
Alfa Laval AB	719	16
Assa Abloy AB Series B	568	16
Atlas Copco AB, Class A	1,171	31
Atlas Copco AB, Class B	701	17
Boliden AB	453	10
Electrolux AB (d)(f)	323	8
Hennes & Mauritz AB, Class B	2,053	68
Hexagon AB, Class B	400	10
Husqvarna AB, Class B	622	5
Investor AB, Class B	738	18
Kinnevik Investment AB	188	4
Millicom International Cellular SA SDR	134	13
Nordea Bank AB (d)	4,752	52
Ratos AB, Class B	155	6
Sandvik AB	1,702	32
Scania AB, Class B	537	12
Skandinaviska Enskilda Banken AB (d)	3,102	28
Skanska AB, Class B	408	9
SKF AB, Class B	610	18
Svenska Cellulosa AB, Class B	978	16
Svenska Handelsbanken AB, Class A (d)	1,021	33
Swedbank AB, Class A (d)	878	15
Swedish Match AB	1,299	43
Tele2 AB, Class B	560	13
Telefonaktiebolaget LM Ericsson, Class B	5,993	77
TeliaSonera AB	7,471	65
Volvo AB, Class B (f)	2,369	42
		677
Switzerland (2.0%)
ABB Ltd. (Registered) (f)	3,695	89
Actelion Ltd. (f)	305	18
Adecco SA (Registered)	317	21
Baloise-Holding AG	121	12
Cie Financiere Richemont SA	644	37
Credit Suisse Group AG (Registered)	1,859	79
GAM Holding AG (f)	420	8
Geberit AG (Registered)	101	22
Givaudan SA (Registered) (f)	16	16
Holcim Ltd. (Registered)	297	22
Julius Baer Group Ltd.	322	14
Kuehne + Nagel International AG (Registered)	95	13
Logitech International SA (Registered) (f)	481	9
Lonza Group AG (Registered)	151	13
Nestle SA (Registered)	10,227	586
Roche Holding AG (Genusschein)	2,041	292
Schindler Holding AG	108	13
SGS SA (Registered)	15	27
Sonova Holding AG (Registered)	159	14
Swatch Group AG (The) Series B	43	19

	Shares	Value (000)
Swiss Life Holding AG (Registered) (f)	49	$8
Swiss Reinsurance Co., Ltd. (Registered)	187	11
Syngenta AG (Registered)	149	48
Synthes, Inc.	84	11
UBS AG (Registered) (f)	6,485	116
Zurich Financial Services AG	268	75
		1,593
United Kingdom (4.7%)
3i Group PLC	1,738	8
Admiral Group PLC	480	12
AMEC PLC	582	11
Anglo American PLC	1,911	98
ARM Holdings PLC	3,157	29
AstraZeneca PLC	2,122	97
Autonomy Corp. PLC (f)	492	13
Aviva PLC	4,157	29
BAE Systems PLC	6,470	34
Barclays PLC	23,969	107
BG Group PLC	5,428	135
BHP Billiton PLC	3,450	136
BP PLC	20,261	148
British American Tobacco PLC	6,158	247
British Land Co. PLC REIT	1,752	15
British Sky Broadcasting Group PLC	2,612	35
BT Group PLC	18,320	55
Burberry Group PLC	568	11
Capita Group PLC (The)	1,466	17
Capital Shopping Centres Group PLC REIT	1,090	7
Centrica PLC	8,109	42
Compass Group PLC	3,720	33
Diageo PLC	7,792	148
Experian PLC	2,008	25
Firstgroup PLC	709	4
G4S PLC	4,668	19
Hammerson PLC REIT	1,386	10
HSBC Holdings PLC	14,228	146
ICAP PLC	838	7
Imperial Tobacco Group PLC	3,291	102
Inmarsat PLC	301	3
International Power PLC	2,772	14
Investec PLC	1,018	8
Johnson Matthey PLC	352	10
Land Securities Group PLC REIT	1,495	18
Legal & General Group PLC	8,309	15
Lloyds Banking Group PLC (f)	34,284	32
Man Group PLC	2,954	12
Marks & Spencer Group PLC	1,874	10
National Grid PLC	5,529	53
Next PLC	430	14
Old Mutual PLC	7,779	17
Petrofac Ltd.	509	12
Prudential PLC	4,485	51
Randgold Resources Ltd. (f)	113	9
Reckitt Benckiser Group PLC	1,188	61
Reed Elsevier PLC	2,457	21
Resolution Ltd.	2,787	13

	Shares	Value (000)
Rexam PLC	1,501	$9
Rio Tinto PLC	2,297	161
Rolls-Royce Group PLC (f)	4,497	45
Royal Bank of Scotland Group PLC (f)	34,082	22
Royal Dutch Shell PLC, Class A	5,269	191
Royal Dutch Shell PLC, Class B	4,221	153
RSA Insurance Group PLC	6,889	15
SABMiller PLC	3,054	108
Schroders PLC	174	5
Scottish & Southern Energy PLC	1,494	30
Segro PLC REIT	1,460	8
Severn Trent PLC	378	9
Shire PLC	1,682	49
Smith & Nephew PLC	2,021	23
Smiths Group PLC	786	16
Standard Chartered PLC	1,916	50
Standard Life PLC	3,659	12
Tesco PLC	11,946	73
Tullow Oil PLC	1,414	33
Unilever PLC	4,081	124
United Utilities Group PLC	1,153	11
Vodafone Group PLC	99,311	281
Weir Group PLC (The)	345	10
WM Morrison Supermarkets PLC	3,846	17
Wolseley PLC (f)	454	15
WPP PLC	5,274	65
Xstrata PLC	3,222	75
		3,763
United States (27.2%)
3M Co. (d)	299	28
Abbott Laboratories	6,449	316
Accenture PLC, Class A	1,522	84
Adobe Systems, Inc. (f)	1,210	40
Aflac, Inc.	1,241	66
AGCO Corp. (d)(f)	997	55
Air Products & Chemicals, Inc.	62	6
Alcoa, Inc. (d)	5,116	90
Alcon, Inc.	100	17
Allergan, Inc.	3,552	252
Alliant Techsystems, Inc. (d)	554	39
Allscripts Healthcare Solutions, Inc. (f)	400	8
Alpha Natural Resources, Inc. (d)(f)	100	6
Altria Group, Inc. (d)	375	10
Ameren Corp.	200	6
American Electric Power Co., Inc.	297	10
American Express Co.	1,427	65
American Tower Corp., Class A (f)	1,637	85
Ameriprise Financial, Inc.	300	18
AmerisourceBergen Corp.	949	38
Amgen, Inc. (f)	2,064	110
Amphenol Corp., Class A (d)	171	9
Anadarko Petroleum Corp.	682	56
Annaly Capital Management, Inc. REIT	398	7
Apache Corp. (d)	896	117
Apple, Inc. (f)	685	239
Applied Materials, Inc. (d)	12,202	191

	Shares	Value (000)
Arrow Electronics, Inc. (d)(f)	1,699	$71
Assurant, Inc.	1,143	44
AT&T, Inc.	7,300	223
Automatic Data Processing, Inc. (d)	1,862	96
Avery Dennison Corp.	126	5
Baker Hughes, Inc.	531	39
Bank of America Corp.	10,460	139
Bank of New York Mellon Corp. (The)	1,415	42
Baxter International, Inc.	1,708	92
BB&T Corp. (d)	300	8
Becton Dickinson and Co.	584	47
Biogen Idec, Inc. (f)	891	65
Boeing Co. (The) (d)	546	40
Boston Properties, Inc. REIT (d)	44	4
Boston Scientific Corp. (f)	2,400	17
Bristol-Myers Squibb Co.	8,000	211
Broadcom Corp., Class A	5,055	199
Cablevision Systems Corp. (d)	434	15
Cameron International Corp. (f)	223	13
Capital One Financial Corp.	300	16
Cardinal Health, Inc.	1,273	52
Carnival Corp.	42	2
Caterpillar, Inc.	1,414	157
CBS Corp., Class B	976	24
Celgene Corp. (f)	940	54
CenterPoint Energy, Inc.	4,100	72
CenturyLink, Inc. (d)	400	17
Cerner Corp. (f)	249	28
CF Industries Holdings, Inc.	320	44
Charles Schwab Corp. (The)	1,393	25
Chesapeake Energy Corp. (d)	3,488	117
Chevron Corp.	5,637	606
Chubb Corp.	2,283	140
Cintas Corp.	184	6
Cisco Systems, Inc.	4,109	70
CIT Group, Inc. (f)	1,900	81
Citigroup, Inc. (f)(g)	36,697	162
Cliffs Natural Resources, Inc.	67	7
CME Group, Inc.	50	15
Coca-Cola Co. (The)	1,437	95
Coca-Cola Enterprises, Inc.	342	9
Cognizant Technology Solutions Corp., Class A (f)	698	57
Colgate-Palmolive Co.	784	63
Comcast Corp., Class A	542	13
Comerica, Inc. (d)	100	4
Commercial Metals Co. (d)	3,767	65
Community Health Systems, Inc. (f)	200	8
Computer Sciences Corp.	1,321	64
ConAgra Foods, Inc.	5,529	131
Concho Resources Inc/Midland (f)	54	6
ConocoPhillips	5,679	454
Consol Energy, Inc. (d)	147	8
Consolidated Edison, Inc.	200	10
Constellation Energy Group, Inc.	1,238	39
Cooper Industries PLC	71	5
Corning, Inc.	8,551	176
Costco Wholesale Corp.	1,000	73
Coventry Health Care, Inc. (f)	2,316	74

	Shares	Value (000)
Covidien PLC (d)	500	$26
CR Bard, Inc. (d)	249	25
CSX Corp. (d)	3,256	256
Cummins, Inc.	12	1
CVS Caremark Corp.	222	8
Danaher Corp.	257	13
DaVita, Inc. (f)	249	21
Deere & Co.	287	28
Dell, Inc. (f)	856	12
DENTSPLY International, Inc.	200	7
Devon Energy Corp.	762	70
DIRECTV, Class A (f)	1,402	66
Discover Financial Services	685	17
Discovery Communications, Inc. (d)(f)	342	14
Discovery Communications, Inc., Class C (f)	342	12
Dollar General Corp. (d)(f)	8,644	271
Dominion Resources, Inc. (d)	238	11
Dow Chemical Co. (The)	518	20
DTE Energy Co. (d)	200	10
Duke Energy Corp. (d)	594	11
Dun & Bradstreet Corp.	72	6
Eaton Corp.	494	27
eBay, Inc. (f)	2,464	77
Ecolab, Inc.	140	7
Edison International	300	11
Edwards Lifesciences Corp. (d)(f)	249	22
EI du Pont de Nemours & Co.	2,579	142
El Paso Corp.	423	8
Eli Lilly & Co. (d)	1,714	60
EMC Corp. (d)(f)	1,712	45
Emerson Electric Co.	3,640	213
Entergy Corp.	119	8
EOG Resources, Inc. (d)	264	31
Equity Residential REIT (d)	88	5
Exelon Corp.	356	15
Express Scripts, Inc. (f)	1,129	63
Exxon Mobil Corp.	9,394	790
Fastenal Co.	71	5
Fidelity National Financial, Inc. (d)	3,247	46
Fifth Third Bancorp	300	4
First Republic Bank (f)	4,087	126
FirstEnergy Corp.	238	9
Fluor Corp. (d)	71	5
FMC Corp.	61	5
FMC Technologies, Inc. (d)(f)	154	15
Ford Motor Co. (d)(f)	15,415	230
Forest Laboratories, Inc. (f)	500	16
Franklin Resources, Inc.	955	119
Freeport-McMoRan Copper & Gold, Inc.	477	27
Frontier Communications Corp. (d)	1,500	12
General Dynamics Corp.	39	3
General Electric Co.	12,292	246
General Growth Properties, Inc. REIT (d)(f)	500	8
General Mills, Inc.	685	25
Genuine Parts Co. (d)	2,315	124
Gilead Sciences, Inc. (f)	1,462	62
Goldman Sachs Group, Inc. (The)	1,711	271
Goodrich Corp.	71	6

	Shares	Value (000)
Google, Inc., Class A (d)(f)	524	$307
H.J. Heinz Co.	514	25
Halliburton Co.	1,265	63
HCP, Inc. REIT	177	7
Health Care, Inc. REIT	88	5
Henry Schein, Inc. (d)(f)	249	17
Hershey Co. (The) (d)	171	9
Hess Corp.	1,423	121
Hewlett-Packard Co.	856	35
Home Depot, Inc. (d)	3,524	131
Honeywell International, Inc.	340	20
Hospira, Inc. (f)	300	17
Hudson City Bancorp, Inc.	200	2
Human Genome Sciences, Inc. (d)(f)	300	8
Humana, Inc. (f)	1,140	80
Huntington Ingalls Industries, Inc. (f)	41	2
Illinois Tool Works, Inc. (d)	2,231	120
Integrys Energy Group, Inc. (d)	1,885	95
Intel Corp.	10,721	216
International Business Machines Corp.	2,654	433
International Paper Co.	180	5
Interpublic Group of Cos., Inc. (The)	759	10
Intuitive Surgical, Inc. (d)(f)	125	42
Iron Mountain, Inc.	257	8
ITT Corp. (d)	71	4
Jacobs Engineering Group, Inc. (d)(f)	291	15
JM Smucker Co. (The) (d)	692	49
Johnson & Johnson	3,178	188
Johnson Controls, Inc.	2,789	116
Joy Global, Inc.	71	7
JPMorgan Chase & Co.	7,640	352
Juniper Networks, Inc. (f)	514	22
Kellogg Co.	342	18
KeyCorp	300	3
Kimco Realty Corp. REIT (d)	500	9
Kraft Foods, Inc., Class A (d)	293	9
Kroger Co. (The)	1,354	32
Laboratory Corp. of America Holdings (d)(f)	249	23
Las Vegas Sands Corp. (d)(f)	159	7
Leucadia National Corp. (d)	300	11
Liberty Global, Inc. (d)(f)	559	23
Liberty Media Corp. - Starz (d)(f)	390	30
Liberty Property Trust REIT (d)	200	7
Life Technologies Corp. (d)(f)	200	11
Lincoln National Corp. (d)	1,931	58
Lockheed Martin Corp. (d)	269	22
Macerich Co. (The) REIT	88	4
Macy’s, Inc.	7,557	183
Manpower, Inc.	117	7
Marathon Oil Corp.	1,507	80
Marshall & Ilsley Corp. (d)	200	2
Mastercard, Inc., Class A	219	55
McDonald’s Corp.	972	74
McGraw-Hill Cos., Inc. (The)	542	21
McKesson Corp. (d)	764	60
Mead Johnson Nutrition Co.	171	10
MeadWestvaco Corp.	3,700	112
Medco Health Solutions, Inc. (f)	932	52

	Shares	Value (000)
Medtronic, Inc.	3,063	$121
Merck & Co., Inc.	1,996	66
Microsoft Corp.	11,692	297
Monsanto Co.	275	20
Mosaic Co. (The)	73	6
Motorola Mobility Holdings, Inc. (d)(f)	400	10
Murphy Oil Corp.	216	16
NASDAQ OMX Group, Inc. (The) (f)	300	8
National Oilwell Varco, Inc.	749	59
NetApp, Inc. (d)(f)	342	17
New York Community Bancorp, Inc. (d)	200	3
Newfield Exploration Co. (d)(f)	157	12
Newmont Mining Corp.	252	14
News Corp., Class A	3,036	53
News Corp., Class B	651	12
NextEra Energy, Inc.	178	10
NiSource, Inc.	2,571	49
Noble Corp. (d)	200	9
Noble Energy, Inc. (d)	318	31
Norfolk Southern Corp.	4,776	331
Northern Trust Corp. (d)	342	17
Northrop Grumman Corp.	247	16
NRG Energy, Inc. (d)(f)	2,419	52
NVIDIA Corp. (f)	7,795	144
NYSE Euronext	300	11
Occidental Petroleum Corp.	1,638	171
Omnicare, Inc. (d)	2,559	77
Omnicom Group, Inc. (d)	542	27
Oneok, Inc. (d)	119	8
Oracle Corp.	5,206	174
PACCAR, Inc.	84	4
Pall Corp.	71	4
PartnerRe Ltd.	547	43
Peabody Energy Corp. (d)	3,042	219
People’s United Financial, Inc. (d)	100	1
PepsiCo, Inc.	4,804	309
Pfizer, Inc.	9,277	188
PG&E Corp.	300	13
Philip Morris International, Inc.	6,939	455
Pioneer Natural Resources Co. (d)	199	20
Pitney Bowes, Inc.	267	7
Plum Creek Timber Co., Inc. REIT (d)	3,985	174
PNC Financial Services Group, Inc.	200	13
PPG Industries, Inc.	75	7
PPL Corp. (d)	400	10
Praxair, Inc.	167	17
Precision Castparts Corp.	138	20
Principal Financial Group, Inc.	1,880	60
Procter & Gamble Co. (The)	6,866	423
Progress Energy, Inc.	200	9
ProLogis REIT (d)	265	4
Prudential Financial, Inc.	2,210	136
Public Service Enterprise Group, Inc.	400	13
QUALCOMM, Inc.	1,198	66
Quest Diagnostics, Inc.	375	22
Qwest Communications International, Inc.	2,100	14
Ralcorp Holdings, Inc. (f)	1,064	73
Rayonier, Inc. REIT	100	6

	Shares	Value (000)
Raytheon Co.	2,524	$128
Regions Financial Corp. (d)	11,677	85
Republic Services, Inc. (d)	488	15
Robert Half International, Inc.	200	6
Rockwell Automation, Inc. (d)	71	7
Rockwell Collins, Inc. (d)	71	5
Royal Caribbean Cruises Ltd. (f)	200	8
SanDisk Corp. (f)	5,283	244
Schlumberger Ltd.	1,885	176
Scripps Networks Interactive, Inc., Class A (d)	171	9
Sealed Air Corp.	4,443	118
Sempra Energy	200	11
Simon Property Group, Inc. REIT (d)	44	5
SLM Corp. (f)	600	9
Smithfield Foods, Inc. (d)(f)	2,391	58
Southern Co.	416	16
Southwest Airlines Co. (d)	600	8
Southwestern Energy Co. (f)	444	19
Spectra Energy Corp.	1,707	46
Sprint Nextel Corp. (d)(f)	3,700	17
St. Jude Medical, Inc.	749	38
Starbucks Corp.	62	2
State Street Corp.	5,014	225
Steel Dynamics, Inc. (d)	3,376	63
Stericycle, Inc. (f)	117	10
Stryker Corp. (d)	1,047	64
SunTrust Banks, Inc. (d)	3,750	108
Sysco Corp. (d)	1,237	34
T. Rowe Price Group, Inc.	342	23
TE Connectivity Ltd.	342	12
Tenaris SA	830	20
Tenet Healthcare Corp. (d)(f)	1,100	8
Textron, Inc. (d)	142	4
Thermo Fisher Scientific, Inc. (f)	2,001	111
Tidewater, Inc. (d)	2,438	146
Time Warner, Inc. (d)	3,036	108
Toll Brothers, Inc. (d)(f)	2,294	45
Torchmark Corp. (d)	736	49
Tyco International Ltd.	2,763	124
Ultra Petroleum Corp. (d)(f)	135	7
United Continental Holdings, Inc. (d)(f)	400	9
United Technologies Corp.	442	37
UnitedHealth Group, Inc.	200	9
Universal Health Services, Inc., Class B	1,088	54
Unum Group (d)	1,708	45
URS Corp. (d)(f)	1,416	65
US Bancorp (d)	689	18
Valero Energy Corp.	968	29
Varian Medical Systems, Inc. (f)	375	25
Ventas, Inc. REIT (d)	88	5
Verisk Analytics, Inc., Class A (f)	176	6
Verizon Communications, Inc.	6,626	255
Vertex Pharmaceuticals, Inc. (f)	300	14
VF Corp. (d)	1,216	120
Viacom, Inc., Class B	326	15
Virgin Media, Inc.	542	15
Visa, Inc., Class A	721	53
Vornado Realty Trust REIT	88	8

	Shares	Value (000)
Wal-Mart Stores, Inc.	4,305	$224
Walgreen Co.	2,074	83
Waste Management, Inc. (d)	595	22
Watson Pharmaceuticals, Inc. (d)(f)	3,604	202
Weatherford International Ltd. (d)(f)	794	18
WellPoint, Inc.	200	14
Wells Fargo & Co.	1,907	60
Western Digital Corp. (f)	3,471	129
Weyerhaeuser Co. (d)	265	7
Whole Foods Market, Inc. (d)	314	21
Williams Cos., Inc. (The)	1,885	59
Wisconsin Energy Corp.	300	9
WR Berkley Corp. (d)	1,421	46
Xcel Energy, Inc.	356	9
Xerox Corp. (d)	5,854	62
Yahoo!, Inc. (f)	3,053	51
Yum! Brands, Inc. (d)	1,960	101
Zimmer Holdings, Inc. (f)	799	48
		21,943
Total Common Stocks (Cost $41,823)		44,505

Commodity Linked Security (4.4%)
United States (4.4%)
Deutsche Bank AG, Series 0005, Equity Linked Notes, Zero Coupon, 11/25/11 (c)(h) (Cost $3,279)	32,020	3,554

	No. of Rights
Rights (0.0%)
Australia (0.0%)
Origin Energy Ltd., expires 4/13/11 (e) (Cost $—)	418	1

	Shares
Investment Companies (4.8%)
United States (4.8%)
iShares MSCI Emerging Markets Index Fund (d)	7,100	346
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio (i)	132,718	3,565
Total Investment Companies (Cost $3,861)		3,911

Short-Term Investments (21.9%)
Securities held as Collateral on Loaned Securities (14.9%)
Investment Company (12.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i)	10,440,664	10,441

	Face Amount (000)	Value (000)
Repurchase Agreements (2.0%)
Barclays Capital, Inc., (0.05%, dated 3/31/11, due 4/1/11; proceeds $547; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill 0.00% due 9/29/11; U.S. Treasury Note 4.25% due 9/30/12; valued at $558)	$547	$547
Nomura Holdings, Inc., (0.24%, dated 3/31/11, due 4/1/11; proceeds $1,056; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 5.00% due 5/1/40; valued at $1,077)	1,056	1,056
		1,603
Total Securities held as Collateral on Loaned Securities (Cost $12,044)		12,044

	Shares
Investment Company (7.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i) (Cost $5,626)	5,626,423	5,626
Total Short-Term Investments (Cost $17,670)		17,670
Total Investments (116.2%) (Cost $91,469) Including $14,344 of Securities Loaned +		93,882
Liabilities in Excess of Other Assets (-16.2%)		(13,056)
Net Assets (100.0%)		$80,826

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2011.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The value of loaned securities and related collateral outstanding at March 31, 2011 were approximately $14,344,000 and $14,849,000, respectively. The Portfolio received cash collateral of approximately $12,044,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $2,805,000 was received in the form of a common stock and U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(e)	For the three months ended March 31, 2011, there were no transactions in Citigroup, Inc., Corporate Bond, an affiliate of the Investment Adviser, Distributor, Sub-Advisers and Administrator.
(f)	Non-income producing security.
(g)

For the three months ended March 31, 2011, the cost of purchases of Citigroup, Inc., Common Stock, an affiliate of the Investment Adviser, Distributor, Sub-Advisers and Administrator, was approximately $152,000.

(h)

Security is linked to the Dow Jones UBS Commodities Index Total Return. The index is currently comprised of futures contracts on nineteen physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange.

(i)

The Portfolio invests in the Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio with respect to assets invested by the Portfolio in the Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio. The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $91,469,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $2,413,000 of which approximately $3,751,000 related to appreciated securities and approximately $1,338,000 related to depreciated securities.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
OAT	French Treasury Obligation
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
TBA	To Be Announced

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	MYR	411	$136	4/14/11	USD	135	$135	$(1)
Deutsche Bank AG London	EUR	422	599	4/14/11	USD	590	590	(9)
JPMorgan Chase Bank	SEK	2,685	425	4/14/11	USD	415	415	(10)
JPMorgan Chase Bank	SEK	2,465	391	4/14/11	USD	384	384	(7)
JPMorgan Chase Bank	USD	386	386	4/14/11	NOK	2,186	395	9
Royal Bank of Scotland	CZK	1,705	99	4/14/11	USD	98	98	(1)
Royal Bank of Scotland	PLN	604	213	4/14/11	USD	208	208	(5)
Royal Bank of Scotland	USD	150	150	4/14/11	ILS	536	154	4
State Street Bank and Trust Co.	USD	411	411	4/14/11	TWD	12,129	413	2
UBS AG	AUD	522	539	4/14/11	USD	515	515	(24)
UBS AG	AUD	405	419	4/14/11	USD	416	416	(3)
UBS AG	CHF	307	334	4/14/11	USD	334	334	(— )@
UBS AG	JPY	90,626	1,089	4/14/11	USD	1,110	1,110	21
UBS AG	JPY	56,076	674	4/14/11	USD	686	686	12
UBS AG	MXN	1,046	88	4/14/11	USD	87	87	(1)
UBS AG	NZD	507	386	4/14/11	USD	369	369	(17)
UBS AG	USD	1,301	1,301	4/14/11	BRL	2,179	1,333	32
UBS AG	USD	450	450	4/14/11	CAD	442	456	6
UBS AG	USD	253	253	4/14/11	CAD	247	255	2
UBS AG	USD	431	431	4/14/11	CHF	395	431	(— )@
UBS AG	USD	1,815	1,815	4/14/11	EUR	1,300	1,842	27
UBS AG	USD	307	307	4/14/11	GBP	191	307	(— )@
UBS AG	USD	383	383	4/14/11	HKD	2,987	384	1
UBS AG	USD	486	486	4/14/11	KRW	545,790	498	12
UBS AG	USD	179	179	4/14/11	MXN	2,172	182	3
UBS AG	USD	400	400	4/14/11	RUB	11,514	405	5
UBS AG	USD	3	3	4/14/11	SEK	19	3	— @
UBS AG	USD	335	335	4/14/11	SGD	429	340	5
UBS AG	USD	827	827	4/14/11	TRY	1,311	847	20
UBS AG	USD	341	341	4/14/11	ZAR	2,313	341	(— )@
UBS AG	ZAR	2,858	421	4/14/11	USD	408	408	(13)
UBS AG	USD	265	265	4/15/11	CLP	126,800	265	— @
UBS AG	USD	149	149	4/15/11	INR	6,786	151	2
UBS AG	USD	264	264	4/15/11	RUB	7,500	264	(— )@
Bank of America NA	CZK	1,150	66	4/18/11	USD	65	65	(1)
Bank of America NA	USD	286	286	4/18/11	CAD	279	288	2
Bank of America NA	USD	65	65	4/18/11	CZK	1,150	66	1
Bank of America NA	USD	248	248	4/18/11	KRW	279,000	254	6
Bank of America NA	USD	126	126	4/18/11	KRW	141,180	129	3
Bank of America NA	USD	319	319	4/18/11	MYR	972	320	1
Bank of America NA	USD	86	86	4/18/11	NOK	484	87	1
Bank of America NA	USD	482	482	4/18/11	SEK	3,093	490	8
Bank of America NA	USD	38	38	4/18/11	SGD	48	38	— @
Bank of America NA	USD	67	67	4/18/11	THB	2,050	67	— @

Foreign Currency Exchange Contracts Information: (cont’d)

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	ZAR	1,436	$212	4/18/11	USD	207	$207	$(5)
UBS AG	EUR	111	157	4/18/11	USD	155	155	(2)
UBS AG	EUR	26	36	4/18/11	USD	36	36	(— )@
UBS AG	EUR	26	36	4/18/11	USD	35	35	(1)
UBS AG	EUR	928	1,315	4/18/11	USD	1,287	1,287	(28)
UBS AG	EUR	55	78	4/18/11	USD	77	77	(1)
UBS AG	JPY	11,050	133	4/18/11	USD	133	133	— @
UBS AG	USD	178	178	4/18/11	CHF	165	180	2
UBS AG	USD	496	496	4/18/11	GBP	309	496	(— )@
UBS AG	USD	2,650	2,650	4/18/11	JPY	216,820	2,607	(43)
UBS AG	USD	92	92	4/18/11	TWD	2,710	92	— @
			$22,115				$22,130	$15

@		Value is less than $500.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)

Long:
CAC 40 Index (France)	8	$452	Apr-11	$3
Hang Seng China ENT Index (Hong Kong)	5	427	Apr-11	10
IBEX 35 Index (Spain)	3	449	Apr-11	20
SGX MSCI Singapore Index (Singapore)	4	233	Apr-11	6
10 yr. Japan Government Bond (Japan)	1	1,678	Jun-11	9
DAX Index (Germany)	4	1,003	Jun-11	10
FTSE 100 Index (United Kingdom)	7	661	Jun-11	1
MSCI Emerging Market E MINI (United States)	56	3,271	Jun-11	188
S+P Mid Cap 400 E MINI Index (United States)	20	1,975	Jun-11	111
U.S. Treasury 5 yr. Note (United States)	6	701	Jun-11	(1)

Short:
Hang Seng Index (Hong Kong)	2	(302)	Apr-11	(7)
Euro STOXX 50 Index (Germany)	49	(1,975)	Jun-11	(17)
German Euro BOBL (Germany)	2	(325)	Jun-11	— @
German Euro Bund (Germany)	3	(516)	Jun-11	1
S+P 500 E MINI Index (United States)	36	(2,378)	Jun-11	(64)
TOPIX Index (Japan)	1	(104)	Jun-11	9
U.S. Treasury 2 yr. Note (United States)	3	(654)	Jun-11	— @
U.S. Treasury 10 yr. Note (United States)	36	(4,285)	Jun-11	3
U.S. Treasury 30 yr. Bond (United States)	6	(721)	Jun-11	(5)
				$277

@            Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$2,428	$—	$2,428
Commercial Mortgage Backed Securities	—	51	—	51
Corporate Bonds	—	7,615	—	7,615
Mortgages - Other	—	160	—	160
Sovereign	—	9,370	—	9,370
U.S. Treasury Securities	—	4,617	—	4,617
Total Fixed Income Securities	—	24,241	—	24,241
Common Stocks
Aerospace & Defense	468	—	—	468
Air Freight & Logistics	42	—	—	42
Airlines	34	—	—	34
Auto Components	288	—	—	288
Automobiles	967	—	—	967
Beverages	1,030	—	—	1,030
Biotechnology	370	—	—	370
Building Products	163	—	—	163
Capital Markets	1,201	—	—	1,201
Chemicals	1,089	—	—	1,089
Commercial Banks	3,430	—	—	3,430
Commercial Services & Supplies	169	—	—	169
Communications Equipment	377	—	—	377
Computers & Peripherals	837	—	—	837
Construction & Engineering	202	—	—	202
Construction Materials	73	—	—	73
Consumer Finance	107	—	—	107
Containers & Packaging	148	—	—	148
Distributors	165	—	—	165
Diversified Financial Services	1,004	—	—	1,004
Diversified Telecommunication Services	1,155	—	—	1,155
Electric Utilities	727	—	—	727
Electrical Equipment	542	—	—	542
Electronic Equipment, Instruments & Components	564	—	—	564
Energy Equipment & Services	655	—	—	655
Food & Staples Retailing	901	—	—	901
Food Products	1,407	—	—	1,407
Gas Utilities	109	—	—	109
Health Care Equipment & Supplies	747	—	—	747
Health Care Providers & Services	696	—	—	696
Health Care Technology	36	—	—	36
Hotels, Restaurants & Leisure	302	—	—	302
Household Durables	234	—	—	234
Household Products	585	—	—	585
Independent Power Producers & Energy Traders	121	—	—	121
Industrial Conglomerates	795	—	—	795
Information Technology Services	868	—	—	868
Insurance	1,855	—	—	1,855
Internet & Catalog Retail	24	—	—	24

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Internet Software & Services	$452	$—	$—	$452
Leisure Equipment & Products	23	—	—	23
Life Sciences Tools & Services	153	—	—	153
Machinery	1,000	—	—	1,000
Marine	70	—	—	70
Media	705	—	—	705
Metals & Mining	1,946	—	—	1,946
Multi-Utilities	570	—	—	570
Multiline Retail	478	—	—	478
Office Electronics	202	—	—	202
Oil, Gas & Consumable Fuels	5,239	—	—	5,239
Paper & Forest Products	164	—	—	164
Personal Products	105	—	—	105
Pharmaceuticals	2,734	—	—	2,734
Professional Services	115	—	—	115
Real Estate Investment Trusts (REITs)	531	—	—	531
Real Estate Management & Development	563	—	—	563
Road & Rail	904	—	—	904
Semiconductors & Semiconductor Equipment	890	—	—	890
Software	708	—	—	708
Specialty Retail	290	—	—	290
Textiles, Apparel & Luxury Goods	288	—	—	288
Thrifts & Mortgage Finance	6	—	—	6
Tobacco	897	—	—	897
Trading Companies & Distributors	292	—	—	292
Transportation Infrastructure	75	—	—	75
Water Utilities	9	—	—	9
Wireless Telecommunication Services	609	—	—	609
Total Common Stocks	44,505	—	—	44,505
Commodity Linked Security	—	3,554	—	3,554
Rights	1	—	—	1
Investment Companies	3,911	—	—	3,911
Short-Term Investments
Investment Company	16,067	—	—	16,067
Repurchase Agreements	—	1,603	—	1,603
Total Short-Term Investments	16,067	1,603	—	17,670
Foreign Currency Exchange Contracts	—	187	—	187
Futures Contracts	371	—	—	371
Total Assets	64,855	29,585	—	94,440
Liabilities:
Foreign Currency Exchange Contracts	—	(172)	—	(172)
Futures Contracts	(94)	—	—	(94)
Total Liabilities	(94)	(172)	—	(266)
Total	$64,761	$29,413	$—	$94,174

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (97.7%)
Advertising Agencies (0.9%)
Groupe Aeroplan, Inc. (Canada)	208,889	$2,829

Air Transport (1.8%)
Expeditors International of Washington, Inc.	116,800	5,856

Alternative Energy (4.0%)
Range Resources Corp.	97,995	5,729
Ultra Petroleum Corp. (a)	142,550	7,020
		12,749
Asset Management & Custodian (1.1%)
Greenhill & Co., Inc.	51,366	3,379

Biotechnology (4.4%)
IDEXX Laboratories, Inc. (a)	54,435	4,204
Illumina, Inc. (a)	140,675	9,857
		14,061
Casinos & Gambling (1.8%)
Betfair Group PLC (United Kingdom) (a)	60,956	953
Wynn Resorts Ltd.	37,647	4,791
		5,744
Cement (1.2%)
Martin Marietta Materials, Inc.	42,517	3,813

Chemicals: Diversified (3.1%)
Intrepid Potash, Inc. (a)	148,825	5,182
Rockwood Holdings, Inc. (a)	98,433	4,845
		10,027
Commercial Services (6.8%)
Gartner, Inc. (a)	123,096	5,129
Intertek Group PLC (United Kingdom)	205,363	6,701
Leucadia National Corp.	161,815	6,075
New Oriental Education & Technology Group, Inc. ADR (China) (a)	38,518	3,854
		21,759
Communications Technology (4.8%)
Millicom International Cellular SA (Guatemala)	41,633	4,004
Motorola Solutions, Inc. (a)	254,634	11,379
		15,383
Computer Services, Software & Systems (14.2%)
Akamai Technologies, Inc. (a)	83,999	3,192
Alibaba.com Ltd. (China)	1,506,500	2,584
Autodesk, Inc. (a)	97,040	4,280
Citrix Systems, Inc. (a)	37,522	2,756
IHS, Inc., Class A (a)	55,760	4,949
Red Hat, Inc. (a)	112,981	5,128
Rovi Corp. (a)	52,958	2,841
Salesforce.com, Inc. (a)	48,000	6,412
Solera Holdings, Inc.	129,598	6,623

	Shares	Value (000)
Teradata Corp. (a)	134,286	$6,808
		45,573
Computer Technology (1.3%)
NVIDIA Corp. (a)	63,468	1,172
Youku.com, Inc. ADR (China) (a)	64,471	3,063
		4,235
Consumer Lending (1.8%)
IntercontinentalExchange, Inc. (a)	34,717	4,289
Moody’s Corp.	43,911	1,489
		5,778
Cosmetics (1.3%)
Natura Cosmeticos SA (Brazil)	150,013	4,227

Diversified Materials & Processing (1.8%)
Schindler Holding AG (Switzerland)	49,230	5,917

Diversified Media (3.3%)
Factset Research Systems, Inc.	49,085	5,141
Naspers Ltd., Class N (South Africa)	99,959	5,378
		10,519
Diversified Retail (12.5%)
Chipotle Mexican Grill, Inc. (a)	22,785	6,206
Ctrip.com International Ltd. ADR (China) (a)	164,359	6,819
Dollar Tree, Inc. (a)	81,706	4,536
Fastenal Co.	68,089	4,414
NetFlix, Inc. (a)	41,072	9,748
Priceline.com, Inc. (a)	16,720	8,468
		40,191
Financial Data & Systems (3.9%)
MSCI, Inc., Class A (a)	172,641	6,356
Verisk Analytics, Inc., Class A (a)	184,208	6,035
		12,391
Health Care Services (1.5%)
Stericycle, Inc. (a)	55,130	4,888

Home Building (1.6%)
Gafisa SA ADR (Brazil)	156,627	2,011
NVR, Inc. (a)	3,988	3,015
		5,026
Medical & Dental Instruments & Supplies (1.3%)
Techne Corp.	56,568	4,050

Medical Equipment (2.4%)
Intuitive Surgical, Inc. (a)	23,185	7,731

Metals & Minerals: Diversified (3.0%)
Lynas Corp. Ltd. (Australia) (a)	1,112,586	2,589

	Shares	Value (000)
Molycorp, Inc. (a)	116,694	$7,004
		9,593
Pharmaceuticals (5.4%)
Gen-Probe, Inc. (a)	82,856	5,498
Ironwood Pharmaceuticals, Inc. (a)(b)	96,207	1,347
Ironwood Pharmaceuticals, Inc. (a)	71,417	1,000
Mead Johnson Nutrition Co.	103,079	5,971
Valeant Pharmaceuticals International, Inc. (Canada)	71,996	3,586
		17,402
Publishing (1.3%)
Morningstar, Inc.	73,798	4,308

Recreational Vehicles & Boats (3.6%)
Edenred (France) (a)	383,461	11,573

Scientific Instruments: Pollution Control (2.3%)
Covanta Holding Corp.	218,310	3,729
Nalco Holding Co.	138,248	3,776
		7,505
Semiconductors & Components (2.5%)
ARM Holdings PLC ADR (United Kingdom)	178,852	5,038
First Solar, Inc. (a)	18,412	2,962
		8,000
Shipping (1.3%)
C.H. Robinson Worldwide, Inc.	56,300	4,174

Textiles Apparel & Shoes (1.5%)
Lululemon Athletica, Inc. (Canada) (a)	53,571	4,771
Total Common Stocks (Cost $234,798)		313,452

Preferred Stocks (0.7%)
Leisure Time (0.7%)
Zynga, Inc. Series C (a)(c)(d) (Cost $2,133)	76,029	2,133

Convertible Preferred Stocks (1.1%)
Alternative Energy (0.4%)
Better Place, Inc. (a)(c)(d)	457,115	1,371

Computer Technology (0.7%)
Groupon, Inc. Series G (a)(c)(d)	69,494	2,195
Total Convertible Preferred Stocks (Cost $3,566)		3,566

Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $1,881)	1,880,607	1,881

Value (000)
Total Investments (100.1%) (Cost $242,378) +	$321,032
Liabilities in Excess of Other Assets (-0.1%)	(383)
Net Assets (100.0%)	$320,649

(a)                                                Non-income producing security.

(b)                                               Super voting rights at a ratio of 10:1.

(c)                                                Security has been deemed illiquid at March 31, 2011.

(d)                                               At March 31, 2011, the Portfolio held fair valued securities valued at approximately $5,699,000, representing 1.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)                                                The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+                                                       At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $242,378,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $78,654,000 of which approximately $86,171,000 related to appreciated securities and approximately $7,517,000 related to depreciated securities.

ADR                                   American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Advertising Agencies	$2,829	$—	$—	$2,829
Air Transport	5,856	—	—	5,856
Alternative Energy	12,749	—	—	12,749
Asset Management & Custodian	3,379	—	—	3,379
Biotechnology	14,061	—	—	14,061
Casinos & Gambling	5,744	—	—	5,744
Cement	3,813	—	—	3,813
Chemicals: Diversified	10,027	—	—	10,027
Commercial Services	21,759	—	—	21,759
Communications Technology	15,383	—	—	15,383
Computer Services, Software & Systems	45,573	—	—	45,573
Computer Technology	4,235	—	—	4,235
Consumer Lending	5,778	—	—	5,778
Cosmetics	4,227	—	—	4,227
Diversified Materials & Processing	5,917	—	—	5,917
Diversified Media	10,519	—	—	10,519
Diversified Retail	40,191	—	—	40,191
Financial Data & Systems	12,391	—	—	12,391
Health Care Services	4,888	—	—	4,888
Home Building	5,026	—	—	5,026
Medical & Dental Instruments & Supplies	4,050	—	—	4,050
Medical Equipment	7,731	—	—	7,731
Metals & Minerals: Diversified	9,593	—	—	9,593
Pharmaceuticals	17,402	—	—	17,402
Publishing	4,308	—	—	4,308
Recreational Vehicles & Boats	11,573	—	—	11,573
Scientific Instruments: Pollution Control	7,505	—	—	7,505
Semiconductors & Components	8,000	—	—	8,000
Shipping	4,174	—	—	4,174
Textiles Apparel & Shoes	4,771	—	—	4,771
Total Common Stocks	313,452	—	—	313,452
Preferred Stocks	—	—	2,133	2,133
Convertible Preferred Stocks	—	—	3,566	3,566
Short-Term Investment - Investment Company	1,881	—	—	1,881
Total Assets	$315,333	$—	$5,699	$321,032

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Preferred Stocks (000)	Convertible Preferred Stocks (000)
Balance as of 12/31/10	$—	$3,566
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Purchases	2,133	—
Sales	—	—
Transfers in for Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 3/31/11	$2,133	$3,566
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$—	$—

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)

Common Stocks (97.8%)
Diversified (10.6%)
Coresite Realty Corp.	114,360	$1,811
Cousins Properties, Inc. REIT	683,902	5,711
Digital Realty Trust, Inc. REIT	104,014	6,047
Forest City Enterprises, Inc., Class A (a)	634,773	11,953
Lexington Realty Trust REIT	33,150	310
Vornado Realty Trust REIT	306,424	26,812
Winthrop Realty Trust REIT	118,770	1,455
		54,099
Health Care (11.5%)
Assisted Living Concepts, Inc., Class A (a)	148,155	5,799
Capital Senior Living Corp. (a)	112,668	1,196
HCP, Inc. REIT	612,128	23,224
Healthcare Realty Trust, Inc. REIT	489,119	11,103
LTC Properties, Inc. REIT	28,854	818
Nationwide Health Properties, Inc. REIT	66,565	2,831
Senior Housing Properties Trust REIT	406,535	9,367
Ventas, Inc. REIT	78,404	4,257
		58,595
Industrial (4.3%)
AMB Property Corp. REIT	268,150	9,645
Cabot Industrial Value Fund II, LP (a)(b)(c)(d)	11,760	4,116
DCT Industrial Trust, Inc. REIT	527,721	2,929
Keystone Industrial Fund, LP (a)(b)(c)(d)	6,300,000	4,977
		21,667
Lodging/Resorts (11.6%)
Ashford Hospitality Trust, Inc. REIT	237,010	2,612
Host Hotels & Resorts, Inc. REIT	1,973,082	34,746
Starwood Hotels & Resorts Worldwide, Inc.	369,346	21,466
		58,824
Mortgage (1.4%)
CreXus Investment Corp. REIT	103,470	1,182
Starwood Property Trust, Inc. REIT	258,561	5,766
		6,948
Office (10.3%)
BioMed Realty Trust, Inc. REIT	79,770	1,517
Boston Properties, Inc. REIT	239,907	22,755
BRCP REIT I LP (a)(b)(c)(d)	2,928,671	791
BRCP REIT II, LP REIT (a)(b)(c)(d)	7,001,500	3,501
Brookfield Properties Corp.	387,666	6,869
CommonWealth REIT	50,847	1,321
Douglas Emmett, Inc. REIT	115,300	2,162
Hudson Pacific Properties, Inc. REIT	156,290	2,298
Mack-Cali Realty Corp. REIT	322,871	10,945
Parkway Properties, Inc. REIT	6,480	110
		52,269
Office/Industrial Mixed (1.0%)
Liberty Property Trust REIT	52,081	1,714

	Shares	Value (000)
PS Business Parks, Inc. REIT	54,667	$3,167
		4,881
Regional Malls (16.3%)
General Growth Properties, Inc. REIT (a)	1,195,407	18,505
Macerich Co. (The) REIT	48,909	2,422
Simon Property Group, Inc. REIT	573,871	61,496
Taubman Centers, Inc. REIT	7,372	395
		82,818
Residential Apartments (16.7%)
American Campus Communities, Inc. REIT	29,800	983
Apartment Investment & Management Co., Class A REIT	54,910	1,398
AvalonBay Communities, Inc. REIT	157,595	18,924
BRE Properties, Inc. REIT	270	13
Camden Property Trust REIT	192,234	10,923
Equity Residential REIT	905,848	51,099
Post Properties, Inc. REIT	41,977	1,648
		84,988
Residential Manufactured Homes (1.8%)
Equity Lifestyle Properties, Inc. REIT	154,884	8,929

Self Storage (4.5%)
Public Storage REIT	187,406	20,785
Sovran Self Storage, Inc. REIT	56,762	2,245
		23,030
Shopping Centers (7.4%)
Acadia Realty Trust REIT	248,076	4,694
Equity One, Inc. REIT	10,005	188
Federal Realty Investment Trust REIT	79,054	6,448
Kite Realty Group Trust REIT	98,314	522
Regency Centers Corp. REIT	508,011	22,088
Retail Opportunity Investments Corp.	334,017	3,654
		37,594
Timber (0.4%)
Plum Creek Timber Co., Inc. REIT	50,536	2,204
Total Common Stocks (Cost $353,892)		496,846

Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $8,728)	8,727,835	8,728
Total Investments (99.5%) (Cost $362,620) +		505,574
Other Assets in Excess of Liabilities (0.5%)		2,725
Net Assets (100.0%)		$508,299

(a)	Non-income producing security.
(b)

At March 31, 2011, the Portfolio held fair valued securities valued at approximately $13,385,000, representing 2.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Security has been deemed illiquid at March 31, 2011.
(d)

Restricted security valued at fair value and not registered under the Securities Act of 1933, BRCP REIT I, LLC was acquired between 12/04 - 5/08 and has a current cost basis of approximately $923,000. BRCP REIT II, LLC was acquired between 1/07 - 1/11 and has a current cost basis of approximately $7,001,000. Cabot Industrial Value Fund II, LP was acquired between 3/07 - 5/09 and has a current cost basis of approximately $5,880,000, Keystone Industrial Fund LP was acquired between 3/07 - 11/09 and has a current cost basis of approximately $5,215,000. At March 31, 2011, these securities had an aggregate market value of approximately $13,385,000 representing 2.6% of net assets.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $362,620,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $142,954,000 of which approximately $149,528,000 related to appreciated securities and approximately $6,574,000 related to depreciated securities.

REIT	Real Estate Investment Trust

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$54,099	$—	$—	$54,099
Health Care	58,595	—	—	58,595
Industrial	12,574	—	9,093	21,667
Lodging/Resorts	58,824	—	—	58,824
Mortgage	6,948	—	—	6,948
Office	47,977	—	4,292	52,269
Office/Industrial Mixed	4,881	—	—	4,881
Regional Malls	82,818	—	—	82,818
Residential Apartments	84,988	—	—	84,988
Residential Manufactured Homes	8,929	—	—	8,929
Self Storage	23,030	—	—	23,030
Shopping Centers	37,594	—	—	37,594
Timber	2,204	—	—	2,204
Total Common Stocks	483,461	—	13,385	496,846
Short-Term Investment - Investment Company	8,728	—	—	8,728
Total Assets	$492,189	$—	$13,385	$505,574

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Balance as of 12/31/10	$13,370
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(212)
Purchases	227
Sales	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/11	$13,385
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$—

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (89.9%)
Asset Management & Custodian (3.1%)
CETIP SA - Balcao Organizado de Ativos e Derivativos (Brazil)	12,912	$213
Greenhill & Co., Inc.	10,548	694
		907
Banks: Diversified (0.3%)
Financial Engines, Inc. (a)	3,346	92

Casinos & Gambling (1.8%)
Lakes Entertainment, Inc. (a)	18,619	50
Universal Entertainment Corp. (Japan) (a)	15,800	464
		514
Cement (3.5%)
Eagle Materials, Inc.	18,563	562
Texas Industries, Inc.	10,069	455
		1,017
Chemicals: Diversified (4.0%)
Intrepid Potash, Inc. (a)	12,595	439
Rockwood Holdings, Inc. (a)	14,773	727
		1,166
Commercial Services (9.9%)
Advisory Board Co. (The) (a)	15,224	784
Corporate Executive Board Co. (The)	15,647	632
CoStar Group, Inc. (a)	13,075	820
Information Services Group, Inc. (a)	33,001	72
MercadoLibre, Inc. (Brazil)	7,169	585
		2,893
Computer Services, Software & Systems (13.8%)
Acxiom Corp. (a)	22,289	320
Blackboard, Inc. (a)	5,674	206
comScore, Inc. (a)	10,426	308
Cornerstone OnDemand, Inc. (a)	14,567	266
Forrester Research, Inc.	11,266	431
MakeMyTrip Ltd. (India) (a)	5,276	155
NetSuite, Inc. (a)	11,328	329
OpenTable, Inc. (a)	6,887	732
Solera Holdings, Inc.	15,156	774
SuccessFactors, Inc. (a)	13,022	509
		4,030
Computer Technology (0.8%)
E-Commerce China Dangdang, Inc. ADR (China) (a)	9,846	203
Youku.com, Inc. ADR (China) (a)	816	39
		242
Consumer Electronics (1.0%)
Sohu.com, Inc. (China) (a)	3,400	304

Diversified Retail (4.7%)
Blue Nile, Inc. (a)	14,645	791

	Shares	Value (000)
Citi Trends, Inc. (a)	11,725	$261
Shutterfly, Inc. (a)	6,282	329
		1,381
Electronic Components (1.3%)
Cogent Communications Group, Inc. (a)	26,937	384

Entertainment (2.4%)
Vail Resorts, Inc. (a)	14,121	689

Financial Data & Systems (2.9%)
MSCI, Inc., Class A (a)	23,189	854

Foods (0.6%)
Country Style Cooking Restaurant Chain Co. Ltd. ADR (China) (a)	11,001	182

Health Care Facilities (0.3%)
LCA-Vision, Inc. (a)	11,314	76

Health Care Management Services (2.0%)
HMS Holdings Corp. (a)	7,014	574

Health Care Services (2.3%)
athenahealth, Inc. (a)	14,570	658

Health Care: Miscellaneous (0.7%)
MedAssets, Inc. (a)	12,883	197

Home Building (2.2%)
Brookfield Incorporacoes SA (Brazil)	70,466	366
Gafisa SA ADR (Brazil)	20,565	264
		630
Insurance: Multi-Line (2.5%)
Greenlight Capital Re Ltd., Class A (Cayman Islands) (a)	21,233	599
Pico Holdings, Inc. (a)	4,266	128
		727
Medical & Dental Instruments & Supplies (3.1%)
Techne Corp.	12,792	916

Metals & Minerals: Diversified (5.0%)
Lynas Corp. Ltd. (Australia) (a)	629,255	1,464

Oil: Crude Producers (2.6%)
Brigham Exploration Co. (a)	20,572	765

Pharmaceuticals (3.9%)
Gen-Probe, Inc. (a)	9,294	617
Ironwood Pharmaceuticals, Inc. (a)(b)	36,808	515
		1,132
Printing and Copying Services (1.4%)
VistaPrint N.V. (a)	8,023	416

	Shares	Value (000)
Publishing (1.6%)
Morningstar, Inc.	7,921	$462

Real Estate Investment Trusts (REIT) (0.2%)
Consolidated-Tomoka Land Co.	1,912	62

Restaurants (4.0%)
BJ’s Restaurants, Inc. (a)	7,451	293
PF Chang’s China Bistro, Inc.	18,975	877
		1,170
Scientific Instruments: Pollution Control (1.2%)
Covanta Holding Corp.	20,425	349

Semiconductors & Components (1.4%)
Tessera Technologies, Inc. (a)	23,096	422

Technology: Miscellaneous (1.1%)
iRobot Corp. (a)	9,584	315

Utilities: Electrical (4.3%)
AET&D Holdings No 1 Ltd. (Australia) (a)(c)(d)	113,183	—
Brookfield Infrastructure Partners LP (Canada)	57,068	1,268
		1,268
Total Common Stocks (Cost $20,621)		26,258

Preferred Stocks (1.6%)
Health Care Services (0.5%)
Castlight Health, Inc. (a)(c)(d)	32,177	132

Medical Equipment (0.7%)
Pacific Biosciences of California, Inc. (a)(c)(d)	28,120	194

Technology: Miscellaneous (0.4%)
Ning, Inc. Series D (a)(c)(d)	30,861	127

Total Preferred Stocks (Cost $550)		453

Convertible Preferred Stocks (5.0%)
Alternative Energy (0.6%)
Better Place, Inc. (a)(c)(d)	62,616	188

Computer Services, Software & Systems (4.0%)
Twitter, Inc. Series E (a)(c)(d)	10,483	480
Youku.com, Inc. (a)(c)(d)	269,531	676
		1,156
Consumer Services: Miscellaneous (0.4%)
Xoom Corp. Series F (a)(c)(d)	56,405	130

Total Convertible Preferred Stocks (Cost $651)		1,474

	Shares	Value (000)
Short-Term Investment (4.1%)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $1,199)	1,199,082	$1,199
Total Investments (100.6%) (Cost $23,021) +		29,384
Liabilities in Excess of Other Assets (-0.6%)		(175)
Net Assets (100.0%)		$29,209

(a)	Non-income producing security.
(b)	Super voting rights at a ratio of 10:1.
(c)

At March 31, 2011, the Portfolio held fair valued securities valued at approximately $1,927,000, representing 6.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security has been deemed illiquid at March 31, 2011.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $23,021,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $6,363,000 of which $8,034,000 related to appreciated securities and $1,671,000 related to depreciated securities.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Asset Management & Custodian	$907	$—	$—		$907
Banks: Diversified	92	—	—		92
Casinos & Gambling	514	—	—		514
Cement	1,017	—	—		1,017
Chemicals: Diversified	1,166	—	—		1,166
Commercial Services	2,893	—	—		2,893
Computer Services, Software & Systems	4,030	—	—		4,030
Computer Technology	242	—	—		242
Consumer Electronics	304	—	—		304
Diversified Retail	1,381	—	—		1,381
Electronic Components	384	—	—		384
Entertainment	689	—	—		689
Financial Data & Systems	854	—	—		854
Foods	182	—	—		182
Health Care Facilities	76	—	—		76
Health Care Management Services	574	—	—		574
Health Care Services	658	—	—		658
Health Care: Miscellaneous	197	—	—		197
Home Building	630	—	—		630
Insurance: Multi-Line	727	—	—		727
Medical & Dental Instruments & Supplies	916	—	—		916
Metals & Minerals: Diversified	1,464	—	—		1,464
Oil: Crude Producers	765	—	—		765
Pharmaceuticals	1,132	—	—		1,132
Printing and Copying Services	416	—	—		416
Publishing	462	—	—		462
Real Estate Investment Trusts (REIT)	62	—	—		62
Restaurants	1,170	—	—		1,170
Scientific Instruments: Pollution Control	349	—	—		349
Semiconductors & Components	422	—	—		422
Technology: Miscellaneous	315	—	—		315
Utilities: Electrical	1,268	—	—	†	1,268
Total Common Stocks	26,258	—	—	†	26,258
Preferred Stocks	—	—	453		453
Convertible Preferred Stocks	—	—	1,474		1,474
Short-Term Investment - Investment Company	1,199	—	—		1,199
Total Assets	$27,457	$—	$1,927		$29,384

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Preferred Stocks (000)	Convertible Preferred Stocks (000)
Balance as of 12/31/10	$—	†	$521	$1,255
Accrued discounts/premiums	—		—	—
Realized gain (loss)	—		—	—
Change in unrealized appreciation (depreciation)	—		(68)	219
Purchases	—		—	—
Sales	—		—	—
Transfers in for Level 3	—		—	—
Transfers out of Level 3	—		—	—
Balance as of 3/31/11	$—	†	$453	$1,474
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$—		$(68)	$219

†     Includes one or more securities which are valued at zero.

The Universal Institutional Funds, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (99.3%)
Air Transport (1.9%)
Expeditors International of Washington, Inc.	36,908	$1,851

Alternative Energy (3.9%)
Range Resources Corp.	18,637	1,090
Ultra Petroleum Corp. (a)	55,012	2,709
		3,799
Beverage: Brewers & Distillers (1.6%)
Anheuser-Busch InBev N.V. ADR	27,659	1,581

Biotechnology (3.0%)
Illumina, Inc. (a)	41,114	2,881

Casinos & Gambling (4.0%)
Las Vegas Sands Corp. (a)	58,205	2,457
Wynn Resorts Ltd.	11,512	1,465
		3,922
Chemicals: Diversified (2.8%)
Monsanto Co.	37,077	2,679

Commercial Finance & Mortgage Companies (2.1%)
BM&F Bovespa SA (Brazil)	284,260	2,063

Commercial Services (6.4%)
eBay, Inc. (a)	81,924	2,543
Leucadia National Corp.	62,647	2,352
SGS SA (Registered) (Switzerland)	744	1,324
		6,219
Communications Technology (3.6%)
Motorola Solutions, Inc. (a)	77,841	3,479

Computer Services, Software & Systems (18.0%)
Baidu, Inc. ADR (China) (a)	30,960	4,267
Facebook, Inc., Class B (a)(b)(c)	109,380	2,406
Google, Inc., Class A (a)	8,502	4,984
Salesforce.com, Inc. (a)	18,050	2,411
Tencent Holdings Ltd. (China)	52,000	1,267
Teradata Corp. (a)	27,975	1,418
VMware, Inc., Class A (a)	9,651	787
		17,540
Computer Technology (7.8%)
Apple, Inc. (a)	20,630	7,188
NVIDIA Corp. (a)	19,868	367
		7,555
Consumer Lending (1.4%)
CME Group, Inc.	4,471	1,348

Diversified Media (1.7%)
Naspers Ltd., Class N (South Africa)	31,130	1,675

	Shares	Value (000)
Diversified Retail (12.8%)
Amazon.com, Inc. (a)	38,262	$6,892
Costco Wholesale Corp.	19,055	1,397
NetFlix, Inc. (a)	10,823	2,569
Priceline.com, Inc. (a)	3,068	1,554
		12,412
Medical Equipment (2.5%)
Intuitive Surgical, Inc. (a)	7,320	2,441

Metals & Minerals: Diversified (1.6%)
Molycorp, Inc. (a)	26,660	1,600

Pharmaceuticals (4.7%)
Allergan, Inc.	17,333	1,231
Mead Johnson Nutrition Co.	38,480	2,229
Valeant Pharmaceuticals International, Inc. (Canada)	22,009	1,097
		4,557
Real Estate Investment Trusts (REIT) (3.7%)
Brookfield Asset Management, Inc., Class A (Canada)	110,569	3,589

Recreational Vehicles & Boats (3.7%)
Edenred (France) (a)	117,927	3,559

Restaurants (3.6%)
Starbucks Corp.	56,847	2,101
Yum! Brands, Inc.	26,336	1,353
		3,454
Securities Brokerage & Services (1.6%)
Charles Schwab Corp. (The)	85,877	1,548

Semiconductors & Components (2.5%)
ARM Holdings PLC ADR (United Kingdom)	55,128	1,553
First Solar, Inc. (a)	5,747	924
		2,477
Tobacco (2.0%)
Philip Morris International, Inc.	29,717	1,950

Wholesale & International Trade (2.4%)
Li & Fung Ltd. (Hong Kong)	460,000	2,357

Total Common Stocks (Cost $67,582)		96,536

Convertible Preferred Stock (0.5%)
Alternative Energy (0.5%)
Better Place, Inc. (a)(b)(c) (Cost $521)	173,780	521

Total Investments (99.8%) (Cost $68,103) +		97,057
Other Assets in Excess of Liabilities (0.2%)		189
Net Assets (100.0%)		$97,246

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2011.
(c)

At March 31, 2011, the Portfolio held fair valued securities valued at approximately $2,927,000, representing 3.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $68,103,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $28,954,000 of which approximately $31,455,000 related to appreciated securities and approximately $2,501,000 related to depreciated securities.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$1,851	$—	$—	$1,851
Alternative Energy	3,799	—	—	3,799
Beverage: Brewers & Distillers	1,581	—	—	1,581
Biotechnology	2,881	—	—	2,881
Casinos & Gambling	3,922	—	—	3,922
Chemicals: Diversified	2,679	—	—	2,679
Commercial Finance & Mortgage Companies	2,063	—	—	2,063
Commercial Services	6,219	—	—	6,219
Communications Technology	3,479	—	—	3,479
Computer Services, Software & Systems	15,134	—	2,406	17,540
Computer Technology	7,555	—	—	7,555
Consumer Lending	1,348	—	—	1,348
Diversified Media	1,675	—	—	1,675
Diversified Retail	12,412	—	—	12,412
Medical Equipment	2,441	—	—	2,441
Metals & Minerals: Diversified	1,600	—	—	1,600
Pharmaceuticals	4,557	—	—	4,557
Real Estate Investment Trusts (REIT)	3,589	—	—	3,589
Recreational Vehicles & Boats	3,559	—	—	3,559
Restaurants	3,454	—	—	3,454
Securities Brokerage & Services	1,548	—	—	1,548
Semiconductors & Components	2,477	—	—	2,477
Tobacco	1,950	—	—	1,950
Wholesale & International Trade	2,357	—	—	2,357
Total Common Stocks	94,130	—	2,406	96,536
Convertible Preferred Stock	—	—	521	521
Total Assets	$94,130	$—	$2,927	$97,057

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)
Balance as of 12/31/10	$1,726	$521
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	213	—
Purchases	467	—
Sales	—	—
Transfers in for Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 3/31/11	$2,406	$521
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$213	$—

The Universal Institutional Funds, Inc.

Notes to the Portfolios of Investments • March 31, 2011 (unaudited)

Security Valuation:

Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolios’ investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 —  unadjusted quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Universal Institutional Funds, Inc.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
May 24, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 24, 2011